UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund

Eaton Vance Commodity Strategy Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Greater India Fund

Eaton Vance Growth Fund (formerly, Eaton Vance Large-Cap Growth Fund)

Eaton Vance Investment Grade Income Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Small-Cap Value Fund

Eaton Vance Special Equities Fund

Parametric Absolute Return Fund

Eaton Vance

Balanced Fund

September 30, 2014 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At September 30, 2014, the Fund owned 48.2% of Investment Grade Income Portfolio’s outstanding interests and 67.9% of Stock Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2014 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Stock Portfolio (formerly, Large-Cap Core Research Portfolio) (identified cost, $136,651,247)	$171,865,066	64.9%

Investment Grade Income Portfolio (identified cost, $93,770,024)	93,142,179	35.1

Total Investments in Affiliated Portfolios (identified cost, $230,421,271)	$265,007,245	100.0%

Other Assets, Less Liabilities	$39,590	0.0	%(1)

Net Assets	$265,046,835	100.0%

(1)	Amount is less than 0.05%.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014 and December 31, 2013, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Commodity Strategy Fund

September 30, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 4.4%

Security	Principal Amount (000’s omitted)	Value
Banks — 0.1%
Ally Financial, Inc., 6.75%, 12/1/14	$325	$327,437

		$327,437

Commercial Services — 0.0%(1)
Rent-A-Center, Inc., 4.75%, 5/1/21	$225	$186,615

		$186,615

Diversified Financial Services — 4.0%
Armor Re, Ltd., 4.015%, 12/15/16(2)(3)(4)	$8,400	$8,487,570
Golden State Re, Ltd., 2.215%, 7/8/19(2)(3)(4)	3,500	3,510,325
Golden State Re, Ltd., 3.765%, 1/8/15(2)(3)(4)	3,000	3,018,000
Residential Re 2011, Ltd., 8.765%, 6/6/16(2)(3)(4)	750	786,450

		$15,802,345

Home Builders — 0.0%(1)
D.R. Horton, Inc., 5.25%, 2/15/15	$22	$22,303

		$22,303

Insurance — 0.1%
Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21(2)	$200	$210,500

		$210,500

Media — 0.1%
WideOpenWest Finance, LLC/WideOpenWest Capital Corp., 10.25%, 7/15/19	$640	$694,400

		$694,400

Real Estate Investment Trusts (REITs) — 0.0%(1)
Geo Group, Inc. (The), 5.125%, 4/1/23	$25	$24,188

		$24,188

Retail — 0.0%(1)
Radio Systems Corp., 8.375%, 11/1/19(2)	$120	$128,700

		$128,700

Telecommunications — 0.1%
Frontier Communications Corp., 8.50%, 4/15/20	$5	$5,575
NeuStar, Inc., 4.50%, 1/15/23	225	200,250

		$205,825

Trucking & Leasing — 0.0%(1)
Flexi-Van Leasing, Inc., 7.875%, 8/15/18(2)	$25	$26,187

		$26,187

Total Corporate Bonds (identified cost $17,492,049)		$17,628,500

Foreign Corporate Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Canada — 0.1%
Mattamy Group Corp., 6.50%, 11/15/20(2)	$337	$337,842

Total Canada		$337,842

1

Security	Principal Amount (000’s omitted)	Value
Hungary — 0.1%
Nitrogenmuvek Zrt, 7.875%, 5/21/20(2)	$300	$309,000

Total Hungary		$309,000

Luxembourg — 0.0%(1)
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	$25	$25,500

Total Luxembourg		$25,500

Netherlands — 0.1%
Comfeed Finance BV, 6.00%, 5/2/18(2)	$250	$249,375

Total Netherlands		$249,375

Peru — 0.1%
Camposol SA, 9.875%, 2/2/17(5)	$700	$738,500

Total Peru		$738,500

Total Foreign Corporate Bonds (identified cost $1,611,594)		$1,660,217

U.S. Treasury Obligations — 81.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(6)	$47,493	$48,068,255
0.50%, 4/15/15(6)	15,392	15,412,040

		$63,480,295

U.S. Treasury Notes:
0.25%, 1/15/15	$6,000	$6,003,984
0.25%, 2/15/15(7)	7,000	7,005,880
0.25%, 3/31/15	18,000	18,019,332
0.25%, 5/15/15(7)	45,000	45,056,250
0.25%, 7/15/15	45,000	45,063,270
0.25%, 8/15/15	50,000	50,066,400
0.25%, 9/15/15(7)	37,000	37,050,579
0.25%, 10/15/15(7)	10,000	10,011,720
0.375%, 4/15/15	20,000	20,035,160
0.375%, 6/15/15(7)	16,500	16,536,415
1.375%, 7/31/18	4,000	3,985,312

		$258,834,302

Total U.S. Treasury Obligations (identified cost $322,528,612)		$322,314,597

Common Stocks — 4.2%

Security	Shares	Value
Airlines — 0.5%
American Airlines Group, Inc.	20,129	$714,177
Delta Air Lines, Inc.	19,758	714,252
United Continental Holdings, Inc.(8)	14,340	670,968

		$2,099,397

Automobiles — 0.3%
General Motors Co.	40,144	$1,282,199

		$1,282,199

Banks — 0.4%
Citigroup, Inc.	29,197	$1,512,988

		$1,512,988

2

Security	Shares	Value
Beverages — 0.0%(1)
Coca-Cola Enterprises, Inc.	1,795	$79,626

		$79,626

Building Products — 0.2%
USG Corp.(8)	25,777	$708,610

		$708,610

Chemicals — 0.0%(1)
LyondellBasell Industries NV, Class A	730	$79,322

		$79,322

Communications Equipment — 0.1%
Harris Corp.	1,200	$79,680
Juniper Networks, Inc.	3,615	80,072

		$159,752

Construction & Engineering — 0.0%(1)
Jacobs Engineering Group, Inc.(8)	1,640	$80,065

		$80,065

Consumer Finance — 0.0%(1)
Capital One Financial Corp.	980	$79,988

		$79,988

Containers & Packaging — 0.1%
Rock-Tenn Co., Class A	6,744	$320,879

		$320,879

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	2,590	$80,316

		$80,316

Diversified Telecommunication Services — 0.3%
HC2 Holdings, Inc.(8)	244,236	$1,123,486

		$1,123,486

Electronic Equipment, Instruments & Components — 0.0%(1)
TE Connectivity, Ltd.	1,440	$79,618

		$79,618

Food Products — 0.1%
Archer-Daniels-Midland Co.	1,565	$79,971
Mondelez International, Inc., Class A	2,335	80,009

		$159,980

Health Care Equipment & Supplies — 0.0%(1)
Baxter International, Inc.	1,115	$80,024

		$80,024

Health Care Providers & Services — 0.0%(1)
UnitedHealth Group, Inc.	925	$79,781
Universal Health Services, Inc., Class B	765	79,943

		$159,724

Insurance — 0.0%(1)
Aflac, Inc.	1,375	$80,094

		$80,094

Internet Software & Services — 0.1%
Yahoo! Inc.(8)	8,071	$328,893

		$328,893

3

Security	Shares	Value
Leisure Products — 0.1%
Summer Infant, Inc.(8)	90,064	$315,224

		$315,224

Media — 0.0%(1)
Gannett Co., Inc.	2,690	$79,812

		$79,812

Oil, Gas & Consumable Fuels — 0.1%
Chevron Corp.	670	$79,944
Exxon Mobil Corp.	850	79,943
Valero Energy Corp.	1,720	79,584

		$239,471

Personal Products — 0.6%
Revlon, Inc., Class A(8)	73,817	$2,339,261

		$2,339,261

Real Estate Investment Trusts (REITs) — 0.1%
Apartment Investment & Management Co., Class A	2,505	$79,709
Host Hotels & Resorts, Inc.	3,730	79,561
Plum Creek Timber Co., Inc.	2,045	79,776
Weyerhaeuser Co.	2,505	79,809

		$318,855

Real Estate Management & Development — 0.0%(1)
CBRE Group, Inc., Class A(8)	2,685	$79,852

		$79,852

Road & Rail — 0.3%
Hertz Global Holdings, Inc.(8)	40,602	$1,030,885

		$1,030,885

Specialty Retail — 0.2%
Abercrombie & Fitch Co., Class A	8,181	$297,298
GNC Holdings, Inc., Class A	8,377	324,525
Vitamin Shoppe, Inc.(8)	7,268	322,626

		$944,449

Technology Hardware, Storage & Peripherals — 0.3%
BlackBerry, Ltd.(8)	30,844	$306,589
NCR Corp.(8)	9,823	328,187
NetApp, Inc.	7,699	330,749

		$965,525

Textiles, Apparel & Luxury Goods — 0.4%
PVH Corp.	6,104	$739,499
Ralph Lauren Corp.	6,027	992,828

		$1,732,327

Tobacco — 0.0%(1)
Philip Morris International, Inc.	960	$80,064

		$80,064

Total Common Stocks (identified cost $15,226,430)		$16,620,686

Warrants — 0.0%(1)

Security	Shares	Value
Banro Corp., Expires 3/2/17(2)(8)	103,200	$1,290

Total Warrants (identified cost $70,495)		$1,290

4

Currency Put Options Purchased — 0.4%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Euro	JPMorgan Chase Bank, N.A.	EUR	24,000	EUR	1.32	12/31/14	$1,501,565

Total Currency Put Options Purchased (identified cost $215,522)							$1,501,565

Short-Term Investments — 5.9%

Description						Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(9)						$23,450	$23,450,048

Total Short-Term Investments (identified cost $23,450,048)							$23,450,048

Total Investments — 96.4% (identified cost $380,594,750)							$383,176,903

Other Assets, Less Liabilities — 3.6%							$14,321,800

Net Assets — 100.0%							$397,498,703

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

EUR	-	Euro

(1)	Amount is less than 0.05%.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $17,065,239 or 4.3% of the Fund’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2014.

(4)	Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2014, the aggregate value of these securities is $738,500 or 0.1% of the Fund’s net assets.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open futures and/or swap contracts.

(8)	Non-income producing security.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $49,440.

5

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2014 were $81,037,619 or 20.4% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at September 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/2/14	Brazilian Real 2,571,840	United States Dollar 1,049,302	JPMorgan Chase Bank, N.A.	$—	$(1,393)	$(1,393)
10/2/14	British Pound Sterling 90,000	United States Dollar 149,119	JPMorgan Chase Bank, N.A.	3,216	—	3,216
10/2/14	Canadian Dollar 163,106	United States Dollar 150,000	JPMorgan Chase Bank, N.A.	4,366	—	4,366
10/2/14	Canadian Dollar 163,110	United States Dollar 146,287	JPMorgan Chase Bank, N.A.	650	—	650
10/2/14	Czech Koruna 6,335,940	United States Dollar 300,000	JPMorgan Chase Bank, N.A.	8,906	—	8,906
10/2/14	Euro 450,000	United States Dollar 591,189	JPMorgan Chase Bank, N.A.	22,817	—	22,817
10/2/14	Euro 342,483	United States Dollar 450,000	JPMorgan Chase Bank, N.A.	17,427	—	17,427
10/2/14	Hungarian Forint 36,013,950	United States Dollar 150,000	JPMorgan Chase Bank, N.A.	3,618	—	3,618
10/2/14	Indonesian Rupiah 4,005,200,000	United States Dollar 327,972	JPMorgan Chase Bank, N.A.	—	(727)	(727)
10/2/14	Israeli Shekel 536,321	United States Dollar 150,000	JPMorgan Chase Bank, N.A.	4,377	—	4,377
10/2/14	Japanese Yen 15,604,740	United States Dollar 150,000	JPMorgan Chase Bank, N.A.	7,718	—	7,718
10/2/14	New Taiwan Dollar 26,955,000	United States Dollar 900,000	JPMorgan Chase Bank, N.A.	13,891	—	13,891
10/2/14	New Zealand Dollar 350,000	United States Dollar 272,678	JPMorgan Chase Bank, N.A.	—	(549)	(549)
10/2/14	Norwegian Krone 930,319	United States Dollar 150,000	JPMorgan Chase Bank, N.A.	5,198	—	5,198
10/2/14	Polish Zloty 480,790	United States Dollar 145,088	JPMorgan Chase Bank, N.A.	—	(142)	(142)
10/2/14	Russian Ruble 5,601,775	United States Dollar 141,382	JPMorgan Chase Bank, N.A.	—	(91)	(91)
10/2/14	Singapore Dollar 187,373	United States Dollar 150,000	JPMorgan Chase Bank, N.A.	3,122	—	3,122
10/2/14	South Korean Won 158,355,000	United States Dollar 150,000	JPMorgan Chase Bank, N.A.	—	(64)	(64)
10/2/14	Swedish Krona 1,047,627	United States Dollar 150,000	JPMorgan Chase Bank, N.A.	4,819	—	4,819
10/2/14	Swedish Krona 1,047,627	United States Dollar 144,658	JPMorgan Chase Bank, N.A.	—	(524)	(524)
10/2/14	Swiss Franc 137,655	United States Dollar 150,000	JPMorgan Chase Bank, N.A.	5,813	—	5,813

6

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/2/14	United States Dollar 1,140,000	Brazilian Real 2,571,840	JPMorgan Chase Bank, N.A.	$—	$(89,304)	$(89,304)
10/2/14	United States Dollar 146,215	British Pound Sterling 90,000	JPMorgan Chase Bank, N.A.	—	(311)	(311)
10/2/14	United States Dollar 291,184	Canadian Dollar 326,216	JPMorgan Chase Bank, N.A.	86	—	86
10/2/14	United States Dollar 291,071	Czech Koruna 6,335,940	JPMorgan Chase Bank, N.A.	23	—	23
10/2/14	United States Dollar 571,167	Euro 450,000	JPMorgan Chase Bank, N.A.	—	(2,794)	(2,794)
10/2/14	United States Dollar 450,000	Euro 342,176	JPMorgan Chase Bank, N.A.	—	(17,815)	(17,815)
10/2/14	United States Dollar 146,507	Hungarian Forint 36,013,950	JPMorgan Chase Bank, N.A.	—	(125)	(125)
10/2/14	United States Dollar 340,000	Indonesian Rupiah 4,005,200,000	JPMorgan Chase Bank, N.A.	—	(11,301)	(11,301)
10/2/14	United States Dollar 145,687	Israeli Shekel 536,321	JPMorgan Chase Bank, N.A.	—	(65)	(65)
10/2/14	United States Dollar 142,254	Japanese Yen 15,604,740	JPMorgan Chase Bank, N.A.	27	—	27
10/2/14	United States Dollar 600,000	New Taiwan Dollar 18,270,000	JPMorgan Chase Bank, N.A.	602	—	602
10/2/14	United States Dollar 285,034	New Taiwan Dollar 8,685,000	JPMorgan Chase Bank, N.A.	473	—	473
10/2/14	United States Dollar 291,883	New Zealand Dollar 350,000	JPMorgan Chase Bank, N.A.	—	(18,656)	(18,656)
10/2/14	United States Dollar 144,749	Norwegian Krone 930,319	JPMorgan Chase Bank, N.A.	53	—	53
10/2/14	United States Dollar 150,000	Polish Zloty 480,790	JPMorgan Chase Bank, N.A.	—	(4,770)	(4,770)
10/2/14	United States Dollar 150,000	Russian Ruble 5,601,775	JPMorgan Chase Bank, N.A.	—	(8,527)	(8,527)
10/2/14	United States Dollar 146,885	Singapore Dollar 187,373	JPMorgan Chase Bank, N.A.	—	(7)	(7)
10/2/14	United States Dollar 5,603	South Korean Won 5,910,000	JPMorgan Chase Bank, N.A.	—	(3)	(3)
10/2/14	United States Dollar 150,000	South Korean Won 152,445,000	JPMorgan Chase Bank, N.A.	—	(5,537)	(5,537)
10/2/14	United States Dollar 290,211	Swedish Krona 2,095,254	JPMorgan Chase Bank, N.A.	152	—	152
10/2/14	United States Dollar 144,066	Swiss Franc 137,655	JPMorgan Chase Bank, N.A.	121	—	121
10/3/14	Mexican Peso 1,963,695	United States Dollar 150,000	JPMorgan Chase Bank, N.A.	3,799	—	3,799
10/3/14	United States Dollar 146,300	Mexican Peso 1,963,695	JPMorgan Chase Bank, N.A.	—	(99)	(99)
10/7/14	Indian Rupee 113,957,800	United States Dollar 1,849,559	JPMorgan Chase Bank, N.A.	6,428	—	6,428
10/7/14	United States Dollar 1,870,000	Indian Rupee 113,957,800	JPMorgan Chase Bank, N.A.	—	(26,869)	(26,869)
10/8/14	United States Dollar 340,972	Yuan Renminbi 2,098,310	JPMorgan Chase Bank, N.A.	753	—	753
10/8/14	Yuan Renminbi 2,098,310	United States Dollar 340,000	JPMorgan Chase Bank, N.A.	—	(1,725)	(1,725)
11/3/14	Canadian Dollar 167,374	United States Dollar 150,000	JPMorgan Chase Bank, N.A.	669	—	669
11/3/14	Euro 450,000	United States Dollar 571,286	JPMorgan Chase Bank, N.A.	2,796	—	2,796

7

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
11/3/14	Euro 130,000	United States Dollar 165,021	JPMorgan Chase Bank, N.A.	$791	$—	$791
11/3/14	New Taiwan Dollar 9,139,800	United States Dollar 300,000	JPMorgan Chase Bank, N.A.	—	(503)	(503)
11/3/14	South Korean Won 158,595,000	United States Dollar 150,000	JPMorgan Chase Bank, N.A.	333	—	333
11/3/14	United States Dollar 146,159	British Pound Sterling 90,000	JPMorgan Chase Bank, N.A.	—	(296)	(296)
11/3/14	United States Dollar 1,630,000	Yuan Renminbi 10,043,245	JPMorgan Chase Bank, N.A.	—	(171)	(171)
12/17/14	Australian Dollar 3,000,000	United States Dollar 2,764,050	Barclays Bank PLC	151,574	—	151,574
12/17/14	British Pound Sterling 2,000,000	United States Dollar 3,325,864	Barclays Bank PLC	85,719	—	85,719
12/17/14	Canadian Dollar 7,000,000	United States Dollar 6,356,471	Bank of America, N.A.	117,501	—	117,501
12/17/14	Canadian Dollar 4,000,000	United States Dollar 3,642,855	Bank of America, N.A.	77,729	—	77,729
12/17/14	Canadian Dollar 7,650,000	United States Dollar 6,978,972	JPMorgan Chase Bank, N.A.	160,669	—	160,669
12/17/14	Canadian Dollar 4,000,000	United States Dollar 3,719,062	JPMorgan Chase Bank, N.A.	153,936	—	153,936
12/17/14	Euro 6,000,000	United States Dollar 7,771,380	Barclays Bank PLC	188,966	—	188,966
12/17/14	Euro 9,000,000	United States Dollar 12,183,480	JPMorgan Chase Bank, N.A.	809,860	—	809,860
12/17/14	Japanese Yen 285,000,000	United States Dollar 2,798,013	JPMorgan Chase Bank, N.A.	197,635	—	197,635
12/17/14	Japanese Yen 155,000,000	United States Dollar 1,517,065	JPMorgan Chase Bank, N.A.	102,824	—	102,824
12/17/14	New Zealand Dollar 6,000,000	United States Dollar 4,969,680	Bank of America, N.A.	320,770	—	320,770
12/17/14	New Zealand Dollar 7,000,000	United States Dollar 5,668,530	Barclays Bank PLC	244,801	—	244,801
12/17/14	South African Rand 33,000,000	United States Dollar 2,959,747	Barclays Bank PLC	72,544	—	72,544
12/17/14	United States Dollar 3,376,000	British Pound Sterling 2,000,000	Barclays Bank PLC	—	(135,855)	(135,855)
12/17/14	United States Dollar 6,366,994	Canadian Dollar 7,000,000	Bank of America, N.A.	—	(128,023)	(128,023)
12/17/14	United States Dollar 3,682,190	Canadian Dollar 4,000,000	JPMorgan Chase Bank, N.A.	—	(117,064)	(117,064)
12/17/14	United States Dollar 7,042,189	Canadian Dollar 7,650,000	JPMorgan Chase Bank, N.A.	—	(223,885)	(223,885)
12/17/14	United States Dollar 5,014,200	New Zealand Dollar 6,000,000	Bank of America, N.A.	—	(365,290)	(365,290)
12/17/14	United States Dollar 5,612,250	New Zealand Dollar 7,000,000	Barclays Bank PLC	—	(188,521)	(188,521)
8/24/15	Yuan Renminbi 62,250,000	United States Dollar 10,000,000	Barclays Bank PLC	49,794	—	49,794

				$2,857,366	$(1,351,006)	$1,506,360

8

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
12/14	23 High Grade Copper	Short	$(1,835,976)	$(1,729,313)	$106,663
12/14	38 Gold	Long	4,624,520	4,604,080	(20,440)
12/14	15 Natural Gas	Short	(600,900)	(628,500)	(27,600)
12/14	27 Silver	Short	(2,395,750)	(2,302,695)	93,055
12/14	50 Wheat	Short	(1,193,750)	(1,194,375)	(625)
12/14	13 WTI Crude Oil	Long	1,171,300	1,173,510	2,210
Equity Futures
12/14	20 NASDAQ 100 E-Mini Index	Short	(1,617,200)	(1,617,900)	(700)
12/14	10 Russell 2000 Mini Index	Short	(1,139,900)	(1,096,600)	43,300
12/14	145 S&P 500 E-Mini Index	Short	(14,401,150)	(14,249,875)	151,275
Foreign Currency Futures
12/14	42 British Pound Sterling	Short	(4,295,813)	(4,250,138)	45,675
Interest Rate Futures
12/14	16 Australia 10-Year Bond	Short	(1,676,104)	(1,692,266)	(16,162)
12/14	10 Canada 10-Year Bond	Short	(1,225,858)	(1,209,697)	16,161
12/14	14 Euro-BTP	Short	(2,300,874)	(2,307,240)	(6,366)
12/14	1 Japan 10-Year Bond	Short	(1,329,747)	(1,329,747)	0
12/14	5 Mini 10-Year JGB	Short	(664,664)	(664,737)	(73)
12/14	7 U.K. Long Gilt	Long	1,283,806	1,283,919	113
12/14	46 U.S. 10-Year Treasury Note	Short	(5,726,282)	(5,733,469)	(7,187)
12/14	18 U.S. Long Treasury Bond	Short	(2,490,750)	(2,482,312)	8,438

					$387,737

Australia 10-Year Bond: Australian Commonwealth Government Treasury Bonds having a term to maturity of 10 years.

Canada 10-Year Bond: Government of Canada Bonds having a remaining time to maturity of between 8 and 10 1/2 years.

Euro-BTP: Long-term debt securities issued by the Republic of Italy with a remaining term to maturity of 8.5 to 11 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

U.K. Long Gilt: Gilt issues having a maturity of 8 years and 9 months to 13 years from the first day of the delivery month.

WTI: West Texas Intermediate

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
France	Citibank, N.A.	$4,000	0.25	%(1)	9/20/16	$(9,270)	$(73,430)	$(82,700)
France	Credit Suisse International	5,000	0.25	(1)	6/20/16	(11,122)	(40,962)	(52,084)
Markit CDX North America High Yield Index	Credit Suisse International	2,475	5.00	(1)	6/20/18	(184,840)	71,246	(113,594)
Markit CDX North America High Yield Index	JPMorgan Chase Bank, N.A.	2,970	5.00	(1)	6/20/18	(221,809)	139,367	(82,442)

						$(427,041)	$96,221	$(330,820)

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

9

Total Return Swaps

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$5,700,000	Receives	Excess Return on Barclays Atlantic Dynamic HYIGS Index	Pays	0.80%	2/2/15	$(75,776)
Barclays Bank PLC	3,000,000	Receives	Excess Return on Barclays ComBATS Curve Switcher Index	Pays	0.80	10/28/14	(9,761)
Barclays Bank PLC	1,200,000	Receives	Excess Return on Barclays Commodity Liquidity Timing Index 4X	Pays	2.20	10/28/14	(2,756)
Barclays Bank PLC	13,300,000	Receives	Excess Return on Barclays Commodity Strategy 1474 Index	Pays	1.10	11/19/14	(286,708)
Barclays Bank PLC	1,200,000	Receives	Excess Return on Barclays Commodity Strategy 1624 Index	Pays	0.80	10/28/14	(4,360)
Barclays Bank PLC	3,600,000	Receives	Excess Return on Barclays Dualis Index	Pays	0.95	10/30/14	(13,502)
Barclays Bank PLC	4,900,000	Receives	Excess Return on Barclays TrendSTAR+ Index	Pays	0.65	1/7/15	39,948
Barclays Bank PLC	28,600,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.15	11/19/14	(201,427)
Citibank, N.A.	104,700,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.14	11/19/14	(737,188)
Citibank, N.A.	1,500,000	Receives	Excess Return on Citi Commodities Congestion Dynamic Alpha 4x Leveraged Total Return Index	Pays	0.80	10/28/14	(3,010)
Citibank, N.A.	4,500,000	Receives	Excess Return on Citi Commodities Term Structure Beta Index	Pays	0.45	11/19/14	(35,702)
Credit Suisse International	5,000,000	Pays	Excess Return on 3-Month Forward Bloomberg Commodity Index	Receives	0.00	10/28/14	242,353
Credit Suisse International	5,000,000	Receives	Excess Return on 3-Month Forward Bloomberg ex-Precious Metals Subindex	Pays	0.18	10/8/14	(46,387)
Credit Suisse International	5,000,000	Pays	Excess Return on Bloomberg Commodity Index	Receives	0.00	10/28/14	239,855
Credit Suisse International	96,900,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.14	11/19/14	(682,268)
Credit Suisse International	5,000,000	Pays	Excess Return on Bloomberg Commodity ex-Precious Metals Index	Receives	0.00	10/28/14	26,210

10

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	$2,200,000	Receives	Excess Return on Credit Suisse Commodity Backwardation 01 Index	Pays	0.47%	11/19/14	$(31,709)
Credit Suisse International	2,200,000	Receives	Excess Return on Credit Suisse Commodity Backwardation Index	Pays	0.47	11/19/14	(31,890)
Credit Suisse International	2,300,000	Receives	Excess Return on Credit Suisse Commodity Backwardation RV Index	Pays	0.50	10/30/14	30,548
Credit Suisse International	5,000,000	Receives	Excess Return on Credit Suisse Custom Pre-Roll F0 Index(1)	Pays	0.17	10/28/14	(236,412)
Credit Suisse International	5,000,000	Receives	Excess Return on Credit Suisse Custom Pre-Roll F3 Index(2)	Pays	0.30	10/28/14	(243,604)
JPMorgan Chase Bank, N.A.	4,200,000	Receives	Excess Return on JP Morgan ETF Efficiente 8 Index	Pays	0.00	10/30/14	(190,588)
Merrill Lynch International	134,100,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.13	11/19/14	(873,757)
Merrill Lynch International	1,500,000	Receives	Excess Return on 4X Leveraged Merrill Lynch MLBXW2C0 Index	Pays	1.12	10/28/14	(3,260)
Merrill Lynch International	1,500,000	Receives	Excess Return on 4X Leveraged Merrill Lynch MLBXW3C0 Index	Pays	0.80	10/28/14	358
Merrill Lynch International	3,000,000	Receives	Excess Return on Merrill Lynch MLBX Armored Wolf Custom Return Index(3)	Pays	0.35	10/28/14	(7,868)
Merrill Lynch International	4,500,000	Receives	Excess Return on Merrill Lynch MLCX AKL Momentum Index	Pays	0.45	11/19/14	(2,826)

							$(3,141,487)

(1)	Custom index having the same structure as the Bloomberg Commodity Index but with a different roll schedule.

(2)	Custom index having the same structure as the 3-Month Forward Bloomberg Commodity Index but with a different roll schedule.

(3)	Custom index comprised of various commodity long and short futures contracts with various expiration dates, generally from 2 months to 6 months.

At September 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

11

In the normal course of pursuing its investment objective and use of derivatives, the Fund is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative investments, including commodity futures contracts and total return swap contracts based on a commodity index that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Credit Risk: The Fund enters into credit default swap contracts and total return swap contracts to manage its credit risk, to gain exposure to credit risk or to enhance return.

Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells futures contracts and enters into total return swap contracts to hedge against changes in interest rates and to enhance return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, options on currencies and foreign currency futures contracts to enhance return and to hedge against fluctuations in currency exchange rates.

Equity Price Risk: The Fund enters into equity index futures contracts and total return swap contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$201,928	$(48,665)
Commodity	Total Return Swaps	539,324	(3,454,395)

		$741,252	$(3,503,060)

Credit	Credit Default Swaps	$—	$(427,041)
Credit	Total Return Swaps	—	(75,776)

		$—	$(502,817)

Equity Price	Futures Contracts*	$194,575	$(700)
Equity Price	Total Return Swaps	—	(190,588)

		$194,575	$(191,288)

Foreign Exchange	Currency Options Purchased	$1,501,565	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	2,857,366	(1,351,006)
Foreign Exchange	Futures Contracts*	45,675	—

		$4,404,606	$(1,351,006)

Interest Rate	Futures Contracts*	$24,712	$(29,788)
Interest Rate	Total Return Swaps	39,948	—

		$64,660	$(29,788)

Total		$5,405,093	$(5,577,959)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$381,432,465

Gross unrealized appreciation	$2,883,677
Gross unrealized depreciation	(1,139,239)

Net unrealized appreciation	$1,744,438

12

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$17,628,500	$—	$17,628,500
Foreign Corporate Bonds	—	1,660,217	—	1,660,217
U.S. Treasury Obligations	—	322,314,597	—	322,314,597
Common Stocks	16,620,686	—	—	16,620,686
Warrants	—	1,290	—	1,290
Currency Put Options Purchased	—	1,501,565	—	1,501,565
Short-Term Investments	—	23,450,048	—	23,450,048
Total Investments	$16,620,686	$366,556,217	$—	$383,176,903
Forward Foreign Currency Exchange Contracts	$—	$2,857,366	$—	$2,857,366
Futures Contracts	466,890	—	—	466,890
Swap Contracts	—	579,272	—	579,272
Total	$17,087,576	$369,992,855	$—	$387,080,431

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,351,006)	$—	$(1,351,006)
Futures Contracts	(79,153)	—	—	(79,153)
Swap Contracts	—	(4,147,800)	—	(4,147,800)
Total	$(79,153)	$(5,498,806)	$—	$(5,577,959)

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

13

Eaton Vance

Dividend Builder Fund

September 30, 2014 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2014, the value of the Fund’s investment in the Portfolio was $1,030,031,245 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 1.0%
Boeing Co. (The)	41,100	$5,235,318
United Technologies Corp.	50,500	5,332,800

		$10,568,118

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	96,500	$6,399,880

		$6,399,880

Auto Components — 0.4%
Dana Holding Corp.	220,000	$4,217,400

		$4,217,400

Banks — 4.2%
JPMorgan Chase & Co.	404,900	$24,391,176
PacWest Bancorp	204,000	8,410,920
PNC Financial Services Group, Inc. (The)	126,700	10,842,986

		$43,645,082

Beverages — 2.9%
Constellation Brands, Inc., Class A(1)	120,000	$10,459,200
PepsiCo, Inc.	208,000	19,362,720

		$29,821,920

Biotechnology — 2.5%
Amgen, Inc.	47,000	$6,601,620
Biogen Idec, Inc.(1)	14,500	4,796,745
Celgene Corp.(1)	47,000	4,454,660
Gilead Sciences, Inc.(1)	90,000	9,580,500

		$25,433,525

Building Products — 0.5%
Armstrong World Industries, Inc.(1)	100,000	$5,600,000

		$5,600,000

Capital Markets — 2.4%
Blackstone Group LP (The)	628,000	$19,769,440
Lazard, Ltd., Class A	102,000	5,171,400

		$24,940,840

Chemicals — 1.5%
Eastman Chemical Co.	65,000	$5,257,850
LyondellBasell Industries NV, Class A	94,000	10,214,040

		$15,471,890

Communications Equipment — 2.7%
Cisco Systems, Inc.	324,000	$8,155,080
Telefonaktiebolaget LM Ericsson ADR	1,581,704	19,913,653

		$28,068,733

Consumer Finance — 1.6%
Discover Financial Services	250,000	$16,097,500

		$16,097,500

Diversified Telecommunication Services — 4.3%
AT&T, Inc.	316,000	$11,135,840
Verizon Communications, Inc.	667,580	33,372,324

		$44,508,164

1

Security	Shares	Value
Electric Utilities — 2.1%
NextEra Energy, Inc.	234,000	$21,967,920

		$21,967,920

Electrical Equipment — 2.2%
Emerson Electric Co.	367,000	$22,966,860

		$22,966,860

Electronic Equipment, Instruments & Components — 1.9%
Corning, Inc.	1,005,000	$19,436,700

		$19,436,700

Energy Equipment & Services — 1.4%
Schlumberger, Ltd.	50,000	$5,084,500
Weatherford International PLC(1)	450,000	9,360,000

		$14,444,500

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	66,000	$8,271,120
Kroger Co. (The)	155,000	8,060,000

		$16,331,120

Food Products — 1.0%
Mondelez International, Inc., Class A	291,000	$9,971,115

		$9,971,115

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	576,000	$23,955,840
Covidien PLC	30,000	2,595,300
Medtronic, Inc.	125,000	7,743,750

		$34,294,890

Hotels, Restaurants & Leisure — 1.8%
Las Vegas Sands Corp.	92,000	$5,723,320
McDonald’s Corp.	67,000	6,352,270
Starbucks Corp.	82,000	6,187,720

		$18,263,310

Household Products — 0.5%
Colgate-Palmolive Co.	85,000	$5,543,700

		$5,543,700

Insurance — 5.0%
ACE, Ltd.	221,000	$23,176,270
Allstate Corp. (The)	188,000	11,537,560
AmTrust Financial Services, Inc.(2)	120,000	4,778,400
MetLife, Inc.	115,000	6,177,800
XL Group PLC	170,000	5,638,900

		$51,308,930

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.(1)	22,000	$7,093,680

		$7,093,680

Internet Software & Services — 0.8%
Google, Inc., Class C(1)	14,500	$8,371,720

		$8,371,720

IT Services — 2.4%
Accenture PLC, Class A	39,500	$3,212,140
International Business Machines Corp.	55,500	10,535,565
Visa, Inc., Class A	48,900	10,433,793

		$24,181,498

2

Security	Shares	Value
Machinery — 1.0%
Caterpillar, Inc.	99,000	$9,803,970

		$9,803,970

Media — 3.7%
Comcast Corp., Class A	520,000	$27,965,600
Lions Gate Entertainment Corp.(2)	314,000	10,352,580

		$38,318,180

Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	150,000	$4,897,500

		$4,897,500

Multi-Utilities — 2.1%
PG&E Corp.	350,000	$15,764,000
Sempra Energy	51,000	5,374,380

		$21,138,380

Oil, Gas & Consumable Fuels — 11.3%
Chevron Corp.	275,000	$32,813,000
ConocoPhillips	320,000	24,486,400
Devon Energy Corp.	136,000	9,272,480
Kinder Morgan, Inc.	513,000	19,668,420
Occidental Petroleum Corp.	254,000	24,422,100
Phillips 66	75,000	6,098,250

		$116,760,650

Paper & Forest Products — 2.2%
International Paper Co.	466,000	$22,246,840

		$22,246,840

Pharmaceuticals — 8.1%
Eli Lilly & Co.	170,000	$11,024,500
Merck & Co., Inc.	336,000	19,918,080
Pfizer, Inc.	381,000	11,266,170
Roche Holding AG PC	69,000	20,375,902
Sanofi	185,000	20,918,063

		$83,502,715

Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities, Inc.	106,072	$14,952,970
Public Storage, Inc.	92,000	15,257,280

		$30,210,250

Road & Rail — 2.2%
CSX Corp.	705,000	$22,602,300

		$22,602,300

Semiconductors & Semiconductor Equipment — 1.5%
Teradyne, Inc.	770,000	$14,930,300

		$14,930,300

Software — 2.8%
Microsoft Corp.(3)	613,000	$28,418,680

		$28,418,680

Specialty Retail — 2.1%
Home Depot, Inc. (The)	234,000	$21,467,160

		$21,467,160

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	353,000	$35,564,750
Hewlett-Packard Co.	280,000	9,931,600

		$45,496,350

3

Security	Shares	Value
Tobacco — 4.6%
Altria Group, Inc.	564,300	$25,923,942
Reynolds American, Inc.	368,500	21,741,500

		$47,665,442

Trading Companies & Distributors — 1.0%
W.W. Grainger, Inc.	42,001	$10,569,301

		$10,569,301

Total Common Stocks (identified cost $886,892,639)		$1,026,977,013

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.05%(4)(5)	$15,214	$15,213,825

Total Short-Term Investments (identified cost $15,213,825)		$15,213,825

Total Investments (identified cost $902,106,464)		$1,042,190,838

Covered Call Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Microsoft Corp.	4,730	$44.00	10/18/14	$(1,173,040)

Total Covered Call Options Written (premiums received $342,633)				$(1,173,040)

Other Assets, Less Liabilities — (1.1)%				$(10,986,450)

Net Assets — 100.0%				$1,030,031,348

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at September 30, 2014.

(3)	A portion of each applicable common stock for which a written call option is outstanding at September 30, 2014 has been pledged as collateral for such written option.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2014, the Portfolio loaned securities having a market value of $14,979,670 and received $15,213,825 of cash collateral for the loans.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment for the fiscal year to date ended September 30, 2014 were $5,618 and $2,366, respectively.

4

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$902,197,295

Gross unrealized appreciation	$148,725,414
Gross unrealized depreciation	(8,731,871)

Net unrealized appreciation	$139,993,543

Written options activity for the fiscal year to date ended September 30, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	78,195	3,310,662
Options terminated in closing purchase transactions	(12,994)	(381,613)
Options exercised	(9,211)	(393,900)
Options expired	(51,260)	(2,192,516)

Outstanding, end of period	4,730	$342,633

At September 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio entered into written and purchased option transactions on individual securities to seek return and to seek to hedge against fluctuations in securities prices.

Foreign exchange risk: Because the Portfolio holds foreign currency denominated investments and the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio entered into forward foreign currency exchange contracts during the fiscal year to date ended September 30, 2014.

At September 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,173,040.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At September 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$89,359,730	$—		$—	$89,359,730
Consumer Staples	109,333,297	—		—	109,333,297
Energy	131,205,150	—		—	131,205,150
Financials	166,202,602	—		—	166,202,602
Health Care	101,937,165	41,293,965		—	143,231,130
Industrials	88,510,429	—		—	88,510,429
Information Technology	168,903,981	—		—	168,903,981
Materials	42,616,230	—		—	42,616,230
Telecommunication Services	44,508,164	—		—	44,508,164
Utilities	43,106,300	—		—	43,106,300
Total Common Stocks	$985,683,048	$41,293,965	*	$—	$1,026,977,013
Short-Term Investments	$—	$15,213,825		$—	$15,213,825
Total Investments	$985,683,048	$56,507,790		$—	$1,042,190,838

Liability Description
Covered Call Options Written	$(1,173,040)	$—		$—	$(1,173,040)
Total	$(1,173,040)	$—		$—	$(1,173,040)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Greater India Fund

September 30, 2014 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2014, the value of the Fund’s investment in the Portfolio was $275,411,447 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
India — 97.0%
Automobiles — 8.8%
Bajaj Auto, Ltd.	149,153	$5,653,023
Hero MotoCorp, Ltd.	126,110	5,775,595
Mahindra & Mahindra, Ltd.	284,525	6,241,166
Tata Motors, Ltd.	291,000	2,366,150
Tata Motors, Ltd., Class A	765,110	4,253,051

		$24,288,985

Banks — 19.7%
Federal Bank, Ltd.	2,617,825	$5,310,228
HDFC Bank, Ltd.	1,165,607	16,374,132
ICICI Bank, Ltd.	684,444	15,854,735
Kotak Mahindra Bank, Ltd.	336,580	5,484,097
State Bank of India	114,500	4,514,468
Yes Bank, Ltd.	748,100	6,711,138

		$54,248,798

Beverages — 1.0%
United Spirits, Ltd.	71,780	$2,788,003

		$2,788,003

Construction & Engineering — 3.7%
Larsen & Toubro, Ltd.	433,213	$10,174,016

		$10,174,016

Construction Materials — 2.0%
Shree Cement, Ltd.	39,526	$5,370,075

		$5,370,075

Consumer Finance — 2.1%
Shriram Transport Finance Co., Ltd.	386,483	$5,845,593

		$5,845,593

Food Products — 2.0%
Nestle India, Ltd.	56,730	$5,475,603

		$5,475,603

Hotels, Restaurants & Leisure — 1.8%
Jubilant FoodWorks, Ltd.(1)	245,580	$4,845,849

		$4,845,849

IT Services — 15.3%
HCL Technologies, Ltd.	419,144	$11,636,328
Infosys, Ltd.	188,643	11,472,503
Mphasis, Ltd.	670,681	4,658,030
Tata Consultancy Services, Ltd.	326,984	14,473,984

		$42,240,845

Media — 2.1%
Zee Entertainment Enterprises, Ltd.	1,113,370	$5,648,575

		$5,648,575

Oil, Gas & Consumable Fuels — 3.2%
Bharat Petroleum Corp., Ltd.	518,500	$5,505,473
Oil & Natural Gas Corp., Ltd.	521,760	3,437,209

		$8,942,682

1

Security	Shares	Value
Personal Products — 3.3%
Colgate-Palmolive (India), Ltd.	204,130	$5,763,430
Emami, Ltd.	299,701	3,353,919

		$9,117,349

Pharmaceuticals — 9.0%
Cadila Healthcare, Ltd.	217,540	$4,616,659
Dr. Reddy’s Laboratories, Ltd.	103,650	5,420,999
Lupin, Ltd.	397,814	8,962,613
Sun Pharmaceutical Industries, Ltd.	414,730	5,731,422

		$24,731,693

Real Estate Management & Development — 1.1%
Sobha Developers, Ltd.	472,474	$3,090,684

		$3,090,684

Road & Rail — 2.0%
Container Corp. of India, Ltd.	248,818	$5,444,735

		$5,444,735

Textiles, Apparel & Luxury Goods — 5.8%
Bata India, Ltd.	334,674	$7,187,269
Titan Co., Ltd.	1,345,223	8,880,614

		$16,067,883

Thrifts & Mortgage Finance — 8.2%
Housing Development Finance Corp., Ltd.	968,240	$16,475,014
LIC Housing Finance, Ltd.	1,155,140	6,052,330

		$22,527,344

Tobacco — 5.9%
ITC, Ltd.	2,718,479	$16,296,519

		$16,296,519

Total India (identified cost $171,896,818)		$267,145,231

Total Common Stocks (identified cost $171,896,818)		$267,145,231

Short-Term Investments — 0.8%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/14	$2,206	$2,205,964

Total Short-Term Investments (identified cost $2,205,964)		$2,205,964

Total Investments — 97.8% (identified cost $174,102,782)		$269,351,195

Other Assets, Less Liabilities — 2.2%		$6,061,560

Net Assets — 100.0%		$275,412,755

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

2

The Portfolio did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$174,558,158

Gross unrealized appreciation	$97,808,008
Gross unrealized depreciation	(3,014,971)

Net unrealized appreciation	$94,793,037

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$267,145,231	(1)(2)	$—	$267,145,231
Short-Term Investments	—	2,205,964		—	2,205,964
Total Investments	$—	$269,351,195		$—	$269,351,195

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Investment Grade Income Fund

September 30, 2014 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2014, the value of the Fund’s investment in the Portfolio was $68,493,548 and the Fund owned 35.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Investment Grade Income Portfolio

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 39.1%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.9%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$518,230
Cargill, Inc., 4.10%, 11/1/42(1)	345	336,599
CNH Industrial Capital, LLC, 3.875%, 11/1/15	350	353,938
Lorillard Tobacco Co., 7.00%, 8/4/41	444	547,749

		$1,756,516

Automotive — 1.1%
Chrysler Group, LLC, 8.25%, 6/15/21	$820	$897,900
Ford Motor Co., 7.45%, 7/16/31	419	554,677
General Motors Co., 6.25%, 10/2/43	660	775,500

		$2,228,077

Banks — 7.3%
Bank of America Corp., 3.30%, 1/11/23	$836	$816,456
Bank of America Corp., 4.20%, 8/26/24	650	644,308
Bank of America Corp., 5.65%, 5/1/18	727	809,432
BPCE SA, 4.50%, 3/15/25(1)	470	457,410
Capital One Bank (USA), NA, 3.375%, 2/15/23	642	630,297
Citigroup, Inc., 3.50%, 5/15/23	585	561,602
Citigroup, Inc., 3.875%, 10/25/23	59	59,814
Citigroup, Inc., 4.50%, 1/14/22	653	701,386
Citigroup, Inc., 6.625%, 6/15/32	155	187,856
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(1)(2)	500	485,250
Discover Bank, 4.25%, 3/13/26	700	719,550
Fifth Third Bancorp, 4.30%, 1/16/24	540	557,008
First Niagara Financial Group, Inc., 7.25%, 12/15/21	323	373,126
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	167	190,238
KeyBank NA, 1.65%, 2/1/18	485	483,560
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	200,956
Morgan Stanley, 4.35%, 9/8/26	579	570,551
Morgan Stanley, 4.875%, 11/1/22	1,020	1,078,953
PNC Bank NA, 4.20%, 11/1/25	800	839,610
Rabobank Nederland, 4.625%, 12/1/23	600	622,935
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	520	550,127
Standard Chartered PLC, 5.20%, 1/26/24(1)(3)	482	508,190
Turkiye Garanti Bankasi AS, 4.75%, 10/17/19(1)(3)	500	500,500
Wachovia Bank NA, 6.00%, 11/15/17	420	474,230
Wells Fargo & Co., 3.45%, 2/13/23	564	554,951
Wells Fargo & Co., 4.10%, 6/3/26	364	363,342
Zions Bancorporation, 4.50%, 6/13/23(3)	73	76,589

		$14,018,227

Beverages — 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/1/22(1)	$600	$532,500
Coca-Cola FEMSA SAB de CV, 2.375%, 11/26/18	810	815,162

		$1,347,662

Broadcasting and Cable — 0.1%
Comcast Corp., 2.85%, 1/15/23	$190	$186,560

		$186,560

Building Materials — 0.3%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$511,888

		$511,888

Security	Principal Amount (000’s omitted)	Value
Chemicals — 0.7%
LYB International Finance BV, 4.00%, 7/15/23	$550	$570,230
Mosaic Co., 4.25%, 11/15/23	350	365,068
Westlake Chemical Corp., 3.60%, 7/15/22	390	389,613

		$1,324,911

Commercial Services — 0.8%
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	$500	$465,000
Hillenbrand, Inc., 5.50%, 7/15/20	400	434,513
Western Union Co. (The), 6.20%, 11/17/36	552	570,246

		$1,469,759

Communications Services — 1.2%
AT&T, Inc., 4.35%, 6/15/45	$270	$249,181
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/22(1)	600	604,500
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	420	442,575
Verizon Communications, Inc., 2.50%, 9/15/16	389	399,312
Verizon Communications, Inc., 5.15%, 9/15/23	286	316,561
Verizon Communications, Inc., 6.55%, 9/15/43	310	387,874

		$2,400,003

Computers — 0.5%
Hewlett-Packard Co., 6.00%, 9/15/41	$178	$203,634
Seagate HDD Cayman, 3.75%, 11/15/18(1)	700	715,750

		$919,384

Diversified Financial Services — 3.3%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$592	$609,080
Ally Financial, Inc., 3.25%, 9/29/17	878	874,159
General Electric Capital Corp., 5.30%, 2/11/21	1,009	1,138,344
General Motors Financial Co., Inc., 6.75%, 6/1/18	120	134,175
JPMorgan Chase & Co., 3.875%, 9/10/24	578	566,343
JPMorgan Chase & Co., 5.625%, 8/16/43	160	177,966
KKR Group Finance Co. III LLC, 5.125%, 6/1/44(1)	340	354,534
Navient, LLC, 5.50%, 1/25/23	502	483,802
Navient, LLC, 6.125%, 3/25/24	135	131,963
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(1)(2)	500	490,000
Stifel Financial Corp., 4.25%, 7/18/24	881	888,042
Synchrony Financial, 3.75%, 8/15/21	561	566,649

		$6,415,057

Diversified Manufacturing — 0.5%
Joy Global, Inc., 5.125%, 10/15/21	$502	$547,918
Tyco Electronics Group SA, 6.55%, 10/1/17	451	513,942

		$1,061,860

Electric Utilities — 2.8%
AES Gener SA, 5.25%, 8/15/21(1)	$525	$555,966
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	836	890,758
Enel Finance International NV, 6.00%, 10/7/39(1)	502	573,659
Exelon Generation Co., LLC, 5.20%, 10/1/19	552	612,860
Florida Power & Light Co., 4.125%, 2/1/42	670	676,105
Georgia Power Co., 4.30%, 3/15/42	628	630,089
Iberdrola Finance Ireland, Ltd., 5.00%, 9/11/19(1)	300	332,442
ITC Holdings Corp., 4.05%, 7/1/23	310	322,044
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	378	383,131
Southaven Combined Cycle Generation (TVA), LLC, 3.846%, 8/15/33	478	493,198

		$5,470,252

Security	Principal Amount (000’s omitted)	Value
Electrical and Electronic Equipment — 0.3%
Amphenol Corp., 4.00%, 2/1/22	$593	$622,480

		$622,480

Financial Services — 1.3%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$398	$406,846
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	670	691,986
Janus Capital Group, Inc., 6.70%, 6/15/17	437	489,405
Jefferies Group, LLC, 6.875%, 4/15/21	271	317,150
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(2)	600	596,351

		$2,501,738

Foods — 0.2%
BRF SA, 4.75%, 5/22/24(1)	$500	$493,750

		$493,750

Health Services — 0.4%
Hospira, Inc., 5.60%, 9/15/40	$205	$218,756
Tenet Healthcare Corp., 4.75%, 6/1/20	520	518,700

		$737,456

Holding Company – Diversified — 0.3%
Leucadia National Corp., 6.625%, 10/23/43	$600	$627,121

		$627,121

Home Construction — 1.0%
D.R. Horton, Inc., 3.75%, 3/1/19	$435	$426,300
D.R. Horton, Inc., 4.75%, 2/15/23	226	220,068
MDC Holdings, Inc., 5.625%, 2/1/20	380	398,050
MDC Holdings, Inc., 6.00%, 1/15/43	305	280,600
Toll Brothers Finance Corp., 4.375%, 4/15/23(3)	565	540,987

		$1,866,005

Household & Personal Products — 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/21	$348	$359,400

		$359,400

Insurance — 1.9%
Aflac, Inc., 4.00%, 2/15/22	$260	$276,194
Aflac, Inc., 6.45%, 8/15/40	310	388,298
American International Group, Inc., 5.85%, 1/16/18	535	602,379
Genworth Financial, Inc., 7.625%, 9/24/21(3)	427	518,842
ING US, Inc., 2.90%, 2/15/18	502	516,944
Principal Financial Group, Inc., 6.05%, 10/15/36	185	227,805
Prudential Financial, Inc., 6.00%, 12/1/17	310	350,605
Willis Group Holdings PLC, 4.125%, 3/15/16	265	275,330
XLIT, Ltd., 5.75%, 10/1/21	444	515,231

		$3,671,628

Internet Software & Services — 0.3%
VeriSign, Inc., 4.625%, 5/1/23	$516	$500,520

		$500,520

Lodging and Gaming — 0.6%
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18	$675	$688,500
Starwood Hotels & Resorts Worldwide, Inc., 3.125%, 2/15/23	600	576,224

		$1,264,724

Media — 1.1%
Comcast Corp., 3.375%, 2/15/25	$380	$375,752

Security	Principal Amount (000’s omitted)	Value
Interpublic Group of Cos., Inc. (The), 3.75%, 2/15/23	$600	$596,181
Nara Cable Funding, Ltd., 8.875%, 12/1/18(1)	500	526,875
NBCUniversal Media, LLC, 4.45%, 1/15/43	180	181,171
Nielsen Finance LLC, 5.00%, 4/15/22(1)	375	371,250

		$2,051,229

Medical Products — 0.1%
Mylan Inc., 3.125%, 1/15/23(1)	$200	$191,450

		$191,450

Mining — 1.6%
Alcoa, Inc., 5.95%, 2/1/37(3)	$550	$555,441
Barrick Gold Corp., 3.85%, 4/1/22	176	169,776
Barrick International Barbados Corp., 6.35%, 10/15/36(1)	400	425,137
Glencore Canada Corp., 6.20%, 6/15/35	175	193,953
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)	500	459,954
Teck Resources, Ltd., 5.20%, 3/1/42	612	561,147
Timken Co. (The), 3.875%, 9/1/24(1)	690	681,901

		$3,047,309

Oil and Gas-Equipment and Services — 2.7%
Concho Resources, Inc., 5.50%, 10/1/22	$615	$636,525
Continental Resources, Inc., 7.125%, 4/1/21	600	666,000
Ecopetrol SA, 5.875%, 5/28/45	545	554,919
Petrobras International Finance Co., 5.75%, 1/20/20	401	420,660
Petroleos Mexicanos, 4.875%, 1/18/24(1)	465	488,947
Petroleos Mexicanos, 6.00%, 3/5/20	161	183,943
Petroleos Mexicanos, 6.50%, 6/2/41	177	205,621
Reliance Holding USA, Inc., 5.40%, 2/14/22(1)	500	546,772
Rowan Cos., Inc., 4.75%, 1/15/24(3)	496	499,644
Rowan Cos., Inc., 5.40%, 12/1/42	200	188,178
Rowan Cos., Inc., 5.85%, 1/15/44	245	241,959
Tesoro Corp., 5.125%, 4/1/24	615	597,319

		$5,230,487

Pipelines — 0.8%
DCP Midstream Operating LP, 4.95%, 4/1/22	$586	$638,798
Energy Transfer Partners LP, 4.90%, 2/1/24	502	525,811
Sabine Pass Liquefaction, LLC, 6.25%, 3/15/22(1)	390	410,963

		$1,575,572

Real Estate Investment Trusts (REITs) — 1.9%
ARC Properties Operating Partnership LP/Clark Acquisition, LLC, 4.60%, 2/6/24(1)	$500	$510,083
CubeSmart LP, 4.80%, 7/15/22	502	538,728
DDR Corp., 4.625%, 7/15/22	538	569,575
Essex Portfolio LP, 3.25%, 5/1/23	700	679,063
Host Hotels & Resorts LP, 4.75%, 3/1/23	510	542,287
Tanger Properties LP, 3.875%, 12/1/23	755	764,423

		$3,604,159

Retail-Drug Stores — 0.3%
CVS Health Corp., 3.375%, 8/12/24	$580	$573,068

		$573,068

Retail-Specialty and Apparel — 1.8%
AutoNation, Inc., 5.50%, 2/1/20	$719	$785,508
Gap, Inc. (The), 5.95%, 4/12/21	853	971,607
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	800	765,156
Ross Stores, Inc., 3.375%, 9/15/24	930	924,999

		$3,447,270

Security	Principal Amount (000’s omitted)	Value
Software — 0.6%
Fiserv, Inc., 3.50%, 10/1/22	$527	$529,891
Oracle Corp., 4.50%, 7/8/44	620	629,171

		$1,159,062

Technology — 0.5%
Broadcom Corp., 3.50%, 8/1/24	$900	$897,062

		$897,062

Telecommunications — 1.0%
Axtel SAB de CV, 8.00%, 1/31/20(1)	$600	$597,000
Cogeco Cable, Inc., 4.875%, 5/1/20(1)	444	442,335
Nokia Oyj, 5.375%, 5/15/19	510	541,875
Telecom Italia Capital SA, 7.721%, 6/4/38	345	389,850

		$1,971,060

Total Corporate Bonds & Notes (identified cost $73,882,958)		$75,502,706

Agency Mortgage-Backed Securities — 26.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$930	$952,740
Gold Pool #C09032, 3.50%, 2/1/43	1,060	1,083,384
Gold Pool #G18176, 5.00%, 4/1/22	164	176,950
Pool #A97620, 4.50%, 3/1/41	944	1,020,172
Pool #C03490, 4.50%, 8/1/40	1,652	1,785,500
Pool #C03517, 4.50%, 9/1/40	813	878,433
Pool #C09013, 3.00%, 9/1/42	1,025	1,014,187
Pool #C09023, 3.50%, 12/1/42	993	1,014,721
Pool #E03124, 3.00%, 4/1/27	1,665	1,721,195
Pool #G04913, 5.00%, 3/1/38	1,762	1,945,755
Pool #G05958, 5.00%, 8/1/40	437	482,529
Pool #G06091, 5.50%, 5/1/40	414	461,190
Pool #G07589, 5.50%, 6/1/41	1,972	2,196,705
Pool #G08348, 5.00%, 6/1/39	374	412,918
Pool #G08528, 3.00%, 4/1/43	1,848	1,828,603
Pool #G18309, 4.50%, 5/1/24	312	334,264
Pool #G18441, 2.50%, 8/1/27	285	287,398
Pool #Q00285, 4.50%, 4/1/41	1,180	1,275,041

		$18,871,685

Federal National Mortgage Association:
30-Year, 3.50%, TBA(4)	$6,900	$7,053,823
30-Year, 4.00%, TBA(4)	7,000	7,378,664
Pool #735415, 6.50%, 12/1/32	509	586,378
Pool #890397, 3.50%, 12/1/26	119	125,363
Pool #890427, 3.50%, 4/1/42	1,946	1,994,955
Pool #890516, 5.00%, 2/1/39	648	718,569
Pool #929009, 6.00%, 1/1/38	515	581,750
Pool #995203, 5.00%, 7/1/35	54	59,806
Pool #AB1776, 3.50%, 11/1/25	598	631,230
Pool #AB4827, 3.50%, 4/1/42	569	582,659
Pool #AC8540, 4.50%, 12/1/24	245	262,382
Pool #AE0949, 4.00%, 2/1/41	632	667,611

Security	Principal Amount (000’s omitted)	Value
Pool #AE0971, 4.00%, 5/1/25	$150	$160,124
Pool #AE7535, 4.00%, 10/1/40	565	596,361
Pool #AE7758, 3.50%, 11/1/25	371	390,832
Pool #AE9757, 4.00%, 12/1/40	121	127,397
Pool #AH0944, 4.00%, 12/1/40	1,387	1,465,506
Pool #AH3804, 4.00%, 2/1/41	1,122	1,184,893
Pool #AH6827, 4.00%, 3/1/26	652	695,016
Pool #AH9055, 4.50%, 4/1/41	893	965,831
Pool #AK3264, 3.00%, 2/1/27	420	434,228
Pool #AK6759, 3.50%, 3/1/42	1,863	1,909,257
Pool #MA1003, 3.50%, 3/1/42	1,092	1,119,827
Pool #MA1060, 2.50%, 5/1/27	1,309	1,323,111
Pool #MA1438, 2.50%, 5/1/28	1,304	1,315,202

		$32,330,775

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$55	$57,807

		$57,807

Total Agency Mortgage-Backed Securities (identified cost $50,919,829)		$51,260,267

Commercial Mortgage-Backed Securities — 7.9%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A,
2.40%, 11/15/25(1)	$180	$180,288
BACM, Series 2006-3, Class A4,
5.889%, 7/10/44(5)	44	46,833
BACM, Series 2006-5, Class AM,
5.448%, 9/10/47	130	139,464
BSCMS, Series 2005-PW10, Class A4,
5.405%, 12/11/40(5)	44	45,995
BSCMS, Series 2006-PW14, Class A4,
5.201%, 12/11/38	400	429,294
CDCMT, Series 2006-CD3, Class A5,
5.617%, 10/15/48	537	566,982
CGCMT, Series 2012-GC8, Class A2,
1.813%, 9/10/45	400	402,442
COMM, Series 2006-C7, Class AM,
5.973%, 6/10/46(5)	400	426,685
COMM, Series 2006-C8, Class A4,
5.306%, 12/10/46	500	532,894
COMM, Series 2012-CR2, Class AM,
3.791%, 8/15/45	165	169,982
COMM, Series 2012-LC4, Class C,
5.823%, 12/10/44(5)	215	238,811
COMM, Series 2013-CR11, Class C,
5.34%, 10/10/46(1)(5)	500	533,826
COMM, Series 2014-LC17, Class D,
3.687%, 10/10/47(1)(5)	325	274,875
COMM, Series 2014-UBS2, Class A2,
2.82%, 3/10/47	670	684,184
CSMC, Series 2006-C4, Class A3,
5.467%, 9/15/39	389	414,379
DBUBS, Series 2011-LC1A, Class A1,
3.742%, 11/10/46(1)	540	557,661

Security	Principal Amount (000’s omitted)	Value
ESA, Series 2013-ESH7, Class D7,
5.521%, 12/5/31(1)(5)	$550	$572,549
GMACC, Series 2004-C3, Class A5,
4.864%, 12/10/41	106	105,832
HILT, Series 2013-HLT, Class DFX,
4.407%, 11/5/30(1)	300	306,783
JPMBB, Series 2014-C22, Class D,
4.714%, 9/15/47(1)(5)	500	450,263
JPMBB, Series 2014-C23, Class D,
3.961%, 9/15/47(1)(5)	250	215,591
JPMCC, Series 2006-CB16, Class A4,
5.552%, 5/12/45	407	431,802
JPMCC, Series 2006-LDP7, Class A4,
6.057%, 4/15/45(5)	225	238,841
JPMCC, Series 2006-LDP8, Class A4,
5.399%, 5/15/45	372	396,171
JPMCC, Series 2011-C3, Class A2,
3.673%, 2/15/46(1)	474	491,506
JPMCC, Series 2013-LC11, Class AS,
3.216%, 4/15/46	220	215,424
MLCFC, Series 2006-4, Class A3,
5.172%, 12/12/49	300	319,434
Motel 6, Series 2012-MTL6, Class D,
3.781%, 10/5/25(1)	425	426,371
MSC, Series 2006-HQ8, Class A4,
5.595%, 3/12/44(5)	477	495,785
MSC, Series 2006-IQ12, Class A4,
5.332%, 12/15/43	477	511,450
MSC, Series 2007-IQ15, Class A4,
6.105%, 6/11/49(5)	535	588,365
NCUA Guaranteed Notes, Series 2010-C1, Class A1,
1.60%, 10/29/20	314	317,100
NCUA Guaranteed Notes, Series 2010-R1, Class 2A,
1.84%, 10/7/20	78	78,723
NCUA Guaranteed Notes, Series 2010-R3, Class 3A,
2.40%, 12/8/20	209	211,038
UBSCM, Series 2012-C1, Class D,
5.719%, 5/10/45(1)(5)	850	877,219
WBCMT, Series 2006-C28, Class A4,
5.572%, 10/15/48	299	320,051
WBCMT, Series 2006-C28, Class AM,
5.603%, 10/15/48(5)	260	279,977
WBCMT, Series 2006-C29, Class A4,
5.308%, 11/15/48	491	525,022
WFCM, Series 2010-C1, Class C,
5.77%, 11/15/43(1)(5)	500	558,003
WFCM, Series 2013-LC12, Class D,
4.438%, 7/15/46(1)(5)	550	511,050
WF-RBS, Series 2013-C13, Class AS,
3.345%, 5/15/45	80	79,263

Total Commercial Mortgage-Backed Securities (identified cost $14,955,566)		$15,168,208

Asset-Backed Securities — 10.0%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.5%
CNH, Series 2013-D, Class B,
1.75%, 4/15/21	$405	$403,563
CNH, Series 2014-A, Class B,
1.93%, 8/16/21	555	553,398

		$956,961

Automotive — 5.8%
AESOP, Series 2010-3A, Class B,
6.74%, 5/20/16(1)	$850	$869,872
AESOP, Series 2014-1A, Class A,
2.46%, 7/20/20(1)	920	920,824
AESOP, Series 2014-1A, Class B,
2.96%, 7/20/20(1)	265	262,513
AMCAR, Series 2013-5, Class B,
1.52%, 1/8/19	353	351,532
CARMX, Series 2013-1, Class A3,
0.60%, 10/16/17	225	225,139
CRART, Series 2013-2, Class A2,
1.23%, 3/15/19	541	543,943
EFF, Series 2014-1, Class A3,
1.38%, 9/20/19(1)	500	499,138
FITAT, Series 2014-1, Class A4,
1.14%, 10/15/20	365	364,015
FORDF, Series 2014-1, Class B,
1.40%, 2/15/19	740	737,282
FORDR, Series 2014-1, Class A,
2.26%, 11/15/25(1)	475	475,226
GMALT, Series 2014-2A, Class A2,
0.73%, 2/20/17(1)	2,000	2,000,769
HAROT, Series 2014-2, Class A4,
1.18%, 5/18/20	570	567,780
SDART, Series 2013-5, Class B,
1.55%, 10/15/18	885	886,400
SDART, Series 2014-4, Class A2A,
0.67%, 1/16/18	2,000	2,000,927
VWMT, Series 2014-1A, Class A2,
1.40%, 7/22/19(1)	455	453,411

		$11,158,771

Lodging and Gaming — 0.2%
DROT, Series 2013-2, Class A,
2.27%, 5/20/26(1)	$297	$299,099
MVW Owner Trust, Series 2013-1A, Class A,
2.15%, 4/22/30(1)	155	156,274

		$455,373

Other — 2.1%
GALC, Series 2014-1, Class A4,
1.47%, 8/15/20(1)	$455	$452,555
GEEMT, Series 2014-1, Class A2,
0.64%, 4/24/17	1,500	1,500,553
GEET, Series 2014-1, Class A4,
1.48%, 8/23/22	375	373,687
HGVT, Series 2014-AA, Class A,
1.77%, 11/25/26(1)	327	323,841
SCFT, Series 2014-AA, Class A,
2.70%, 5/25/23(1)(6)	1,000	999,900

Security	Principal Amount (000’s omitted)	Value
SRFC, Series 2014-1A, Class B,
2.42%, 3/20/30(1)	$326	$325,918

		$3,976,454

Single Family Home Rental — 1.4%
AH4R, Series 2014-SFR1, Class C,
2.00%, 6/17/31(1)(7)	$550	$540,009
ARP, Series 2014-SFR1, Class C,
2.504%, 9/17/31(1)(7)	850	857,061
CAH, Series 2014-1A, Class C,
2.10%, 5/17/31(1)(7)	415	410,103
Invitation Homes Trust, Series 2013-SFR1, Class D,
2.40%, 12/17/30(1)(7)	350	343,323
Invitation Homes Trust, Series 2014-SFR1, Class D,
2.754%, 6/17/31(1)(7)	610	608,583

		$2,759,079

Total Asset-Backed Securities (identified cost $19,298,333)		$19,306,638

Foreign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.3%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$529,125

Total Foreign Government Bonds (identified cost $511,079)		$529,125

U.S. Government Agency Bonds — 1.8%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 0.875%, 8/28/17	$3,555	$3,532,867

Total U.S. Government Agency Bonds (identified cost $3,531,853)		$3,532,867

U.S. Treasury Obligations — 14.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.625%, 2/15/44	$1,593	$1,722,183
U.S. Treasury Bond, 3.875%, 8/15/40	2,588	2,931,112
U.S. Treasury Bond, 4.50%, 2/15/36	1,352	1,669,720
U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/20(8)	6,280	6,686,335
U.S. Treasury Note, 2.00%, 4/30/16	5,881	6,028,713
U.S. Treasury Note, 4.625%, 2/15/17	7,266	7,918,523

Total U.S. Treasury Obligations (identified cost $26,782,025)		$26,956,586

Preferred Securities — 2.3%

Security	Shares	Value
Banks — 0.6%
GMAC Capital Trust I, 8.125% to 2/15/16(2)	20,000	$532,650
HSBC USA, Inc., 6.50%(3)	25,000	627,000

		$1,159,650

Diversified Financial Services — 0.1%
PPTT, 2006-A GS, Class A, 5.925%(1)(7)	1.30	$223,268

		$223,268

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc., 5.90%(3)	22,000	$574,035

		$574,035

Electric Utilities — 0.6%
Electricite de France SA, 5.25% to 1/29/23(1)(2)	3,000	$308,338
Entergy Arkansas, Inc., 4.75%	15,000	331,237
Entergy Arkansas, Inc., 4.90%(3)	10,900	250,291
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(3)	13,272	290,159

		$1,180,025

Insurance — 0.4%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)(9)	2,000	$800,125

		$800,125

Real Estate Investment Trusts (REITs) — 0.3%
Ventas Realty LP/Ventas Capital Corp., 5.45%	21,998	$529,932

		$529,932

Total Preferred Securities (identified cost $5,652,784)		$4,467,035

Interest Rate Swaptions Purchased — 0.2%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.38%	Wells Fargo	6/4/15	$3,500	$40,894
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.40%	Wells Fargo	7/29/15	2,400	34,570
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.75%	Wells Fargo	12/10/14	5,000	47,405
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.98%	Citibank NA	7/24/15	1,300	30,118
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.05%	Wells Fargo	10/23/14	5,000	605
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.12%	Citibank NA	6/4/15	17,000	242,403

Total Interest Rate Swaptions Purchased (identified cost $834,130)				$395,995

Short-Term Investments — 7.0%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.05%(10)(11)			$2,925	$2,925,238

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(11)	$10,549	$10,548,866

Total Short-Term Investments (identified cost $13,474,104)		$13,474,104

Total Investments — 109.1% (identified cost $209,842,661)		$210,593,531

Other Assets, Less Liabilities — (9.1)%		$(17,549,044)

Net Assets — 100.0%		$193,044,487

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

AH4R	-	American Homes 4 Rent

AMCAR	-	AmeriCredit Automobile Receivables Trust

ARP	-	American Residential Properties Trust

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CAH	-	Colony American Homes

CARMX	-	CarMax Auto Owner Trust

CDCMT	-	CD Commercial Mortgage Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

CNH	-	CNH Equipment Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

CRART	-	California Republic Auto Receivables Trust

CSMC	-	Credit Suisse Commercial Mortgage Trust

DBUBS	-	DBUBS Mortgage Trust

DROT	-	Diamond Resorts Owner Trust

EFF	-	Enterprise Fleet Financing LLC

ESA	-	Extended Stay America Trust

FITAT	-	Fifth Third Auto Trust

FORDF	-	Ford Credit Floorplan Master Owner Trust

FORDR	-	Ford Credit Auto Owner Trust

GALC	-	Great America Leasing Receivables

GEEMT	-	GE Equipment Midticket LLC

GEET	-	GE Equipment Transportation LLC

GMACC	-	GMAC Commercial Mortgage Securities, Inc. Trust

GMALT	-	GM Financial Automobile Leasing Trust

HAROT	-	Honda Auto Receivables Owner Trust

HGVT	-	Hilton Grand Vacations Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

NCUA	-	National Credit Union Administration

PPTT	-	Preferred Pass-Through Trust

SCFT	-	SpringCastle Funding Trust

SDART	-	Santander Drive Auto Receivables Trust

SRFC	-	Sierra Receivables Funding Co., LLC

UBSCM	-	UBS Commercial Mortgage Trust

VWMT	-	Volkswagen Credit Auto Master Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $32,767,807 or 17.0% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at September 30, 2014.

(4)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2014.

(6)	When-issued security.

(7)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2014.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	Non-income producing security.

(10)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2014, the Portfolio loaned securities having a market value of $2,860,993 and received $2,925,238 of cash collateral for the loans.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $1,464 and $4,951, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$210,442,471

Gross unrealized appreciation	$2,999,206
Gross unrealized depreciation	(2,848,146)

Net unrealized appreciation	$151,060

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

At September 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $395,995.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$75,502,706	$—	$75,502,706
Agency Mortgage-Backed Securities	—	51,260,267	—	51,260,267
Commercial Mortgage-Backed Securities	—	15,168,208	—	15,168,208
Asset-Backed Securities	—	19,306,638	—	19,306,638
Foreign Government Bonds	—	529,125	—	529,125
U.S. Government Agency Bonds	—	3,532,867	—	3,532,867
U.S. Treasury Obligations	—	26,956,586	—	26,956,586
Preferred Securities	1,156,932	3,310,103	—	4,467,035
Interest Rate Swaptions Purchased	—	395,995	—	395,995
Short-Term Investments	—	13,474,104	—	13,474,104
Total Investments	$1,156,932	$209,436,599	$—	$210,593,531

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Growth Fund

September 30, 2014 (Unaudited)

Eaton Vance Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Growth Portfolio (formerly, Large-Cap Growth Portfolio) (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2014, the value of the Fund’s investment in the Portfolio was $150,820,590 and the Fund owned 93.2% of the Portfolio’s outstanding interests. Effective October 31, 2014, the name of the Fund was changed from Eaton Vance Large-Cap Growth Fund. The Portfolio’s Portfolio of Investments is set forth below.

Proposed Plan of Reorganization

In August 2014, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby the Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance Multi-Cap Growth Fund in exchange for shares of the Fund. The proposed reorganization is subject to approval by the shareholders of Eaton Vance Multi-Cap Growth Fund.

Growth Portfolio

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 2.0%
Boeing Co. (The)	13,194	$1,680,652
Spirit AeroSystems Holdings, Inc., Class A(1)	41,932	1,595,932

		$3,276,584

Auto Components — 0.8%
Dana Holding Corp.	67,560	$1,295,125

		$1,295,125

Banks — 3.5%
Citigroup, Inc.	24,687	$1,279,280
PNC Financial Services Group, Inc. (The)	14,672	1,255,630
Regions Financial Corp.	149,734	1,503,329
Wells Fargo & Co.	30,825	1,598,893

		$5,637,132

Beverages — 3.4%
Brown-Forman Corp., Class B	14,477	$1,306,115
Constellation Brands, Inc., Class A(1)	19,128	1,667,196
PepsiCo, Inc.	26,650	2,480,849

		$5,454,160

Biotechnology — 9.4%
Amgen, Inc.	26,402	$3,708,425
Biogen Idec, Inc.(1)	8,529	2,821,479
Celgene Corp.(1)	33,421	3,167,642
Gilead Sciences, Inc.(1)	42,918	4,568,621
Vertex Pharmaceuticals, Inc.(1)	8,593	965,080

		$15,231,247

Building Products — 1.0%
Armstrong World Industries, Inc.(1)	28,601	$1,601,656

		$1,601,656

Capital Markets — 1.2%
Invesco, Ltd.	47,199	$1,863,417

		$1,863,417

Chemicals — 3.1%
Ecolab, Inc.	21,988	$2,524,882
Monsanto Co.	22,721	2,556,340

		$5,081,222

Communications Equipment — 2.0%
QUALCOMM, Inc.	43,405	$3,245,392

		$3,245,392

Consumer Finance — 2.3%
American Express Co.	22,257	$1,948,378
Discover Financial Services	28,120	1,810,647

		$3,759,025

Electrical Equipment — 1.0%
Emerson Electric Co.	24,645	$1,542,284

		$1,542,284

Energy Equipment & Services — 2.5%
FMC Technologies, Inc.(1)	23,030	$1,250,759
Schlumberger, Ltd.	27,823	2,829,321

		$4,080,080

1

Security	Shares	Value
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	22,720	$2,847,270

		$2,847,270

Food Products — 1.0%
Mondelez International, Inc., Class A	45,592	$1,562,210

		$1,562,210

Health Care Equipment & Supplies — 4.7%
Cooper Cos., Inc. (The)	11,833	$1,842,990
Covidien PLC	25,633	2,217,511
Medtronic, Inc.	28,420	1,760,619
Stryker Corp.	22,839	1,844,249

		$7,665,369

Health Care Technology — 0.8%
Cerner Corp.(1)	22,230	$1,324,241

		$1,324,241

Hotels, Restaurants & Leisure — 3.1%
Las Vegas Sands Corp.	13,362	$831,250
Marriott International, Inc., Class A	24,495	1,712,201
Starbucks Corp.	32,659	2,464,448

		$5,007,899

Household Products — 1.0%
Colgate-Palmolive Co.	24,808	$1,617,978

		$1,617,978

Internet & Catalog Retail — 4.7%
Amazon.com, Inc.(1)	13,617	$4,390,665
Priceline Group, Inc. (The)(1)	2,775	3,215,060

		$7,605,725

Internet Software & Services — 7.5%
Facebook, Inc., Class A(1)	55,685	$4,401,342
Google, Inc., Class A(1)	6,692	3,937,640
Google, Inc., Class C(1)	6,692	3,863,693

		$12,202,675

IT Services — 3.2%
Fiserv, Inc.(1)	25,329	$1,637,140
Visa, Inc., Class A	16,241	3,465,342

		$5,102,482

Leisure Products — 1.2%
Brunswick Corp.	45,402	$1,913,240

		$1,913,240

Machinery — 3.1%
Caterpillar, Inc.	16,237	$1,607,950
Donaldson Co., Inc.	38,380	1,559,379
Wabtec Corp.	23,714	1,921,783

		$5,089,112

Media — 3.3%
Comcast Corp., Class A	48,080	$2,585,742
Walt Disney Co. (The)	30,955	2,755,924

		$5,341,666

Oil, Gas & Consumable Fuels — 2.0%
Devon Energy Corp.	18,137	$1,236,581
EOG Resources, Inc.	9,169	907,914
Range Resources Corp.	17,301	1,173,181

		$3,317,676

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	22,128	$1,653,404

		$1,653,404

2

Security	Shares	Value
Pharmaceuticals — 2.0%
Perrigo Co. PLC	9,723	$1,460,298
Roche Holding AG ADR	49,496	1,830,857

		$3,291,155

Road & Rail — 1.8%
Union Pacific Corp.	27,020	$2,929,508

		$2,929,508

Semiconductors & Semiconductor Equipment — 3.9%
Avago Technologies, Ltd.	24,338	$2,117,406
Intel Corp.	40,320	1,403,942
NXP Semiconductors NV(1)	39,688	2,715,850

		$6,237,198

Software — 6.8%
Microsoft Corp.	71,784	$3,327,906
Oracle Corp.	38,327	1,467,158
salesforce.com, inc.(1)	43,226	2,486,792
Tableau Software, Inc., Class A(1)	18,170	1,320,050
VMware, Inc., Class A(1)	25,968	2,436,837

		$11,038,743

Specialty Retail — 3.1%
Home Depot, Inc. (The)	26,470	$2,428,358
TJX Cos., Inc. (The)	43,056	2,547,623

		$4,975,981

Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	84,329	$8,496,147
EMC Corp.	107,212	3,137,023

		$11,633,170

Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B	32,632	$2,910,774

		$2,910,774

Trading Companies & Distributors — 0.9%
W.W. Grainger, Inc.	5,917	$1,489,013

		$1,489,013

Total Common Stocks (identified cost $96,711,989)		$158,823,813

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$1,389	$1,388,702

Total Short-Term Investments (identified cost $1,388,702)		$1,388,702

Total Investments — 99.0% (identified cost $98,100,691)		$160,212,515

Other Assets, Less Liabilities — 1.0%		$1,640,123

Net Assets — 100.0%		$161,852,638

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $794.

The Portfolio did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$98,136,939

Gross unrealized appreciation	$62,341,710
Gross unrealized depreciation	(266,134)

Net unrealized appreciation	$62,075,576

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$158,823,813	*	$—	$—	$158,823,813
Short-Term Investments	—		1,388,702	—	1,388,702
Total Investments	$158,823,813		$1,388,702	$—	$160,212,515

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective October 31, 2014, the name of the Portfolio was changed from Large-Cap Growth Portfolio.

4

Eaton Vance

Large-Cap Value Fund

September 30, 2014 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2014, the value of the Fund’s investment in the Portfolio was $4,915,335,883 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.1%

Security	Shares	Value
Aerospace & Defense — 1.8%
Honeywell International, Inc.	444,553	$41,396,775
United Technologies Corp.	452,636	47,798,362

		$89,195,137

Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.(1)	1,498,395	$99,373,556

		$99,373,556

Banks — 11.8%
Bank of America Corp.	7,735,342	$131,887,581
Citigroup, Inc.	2,863,791	148,401,650
JPMorgan Chase & Co.	2,004,338	120,741,321
PNC Financial Services Group, Inc. (The)	860,818	73,668,804
Regions Financial Corp.(1)	5,252,889	52,739,005
SunTrust Banks, Inc.	1,307,753	49,733,847
Wells Fargo & Co.	73,941	3,835,320

		$581,007,528

Biotechnology — 0.9%
Gilead Sciences, Inc.(2)	411,534	$43,807,794

		$43,807,794

Capital Markets — 1.9%
Blackstone Group LP (The)	1,053,614	$33,167,769
Invesco, Ltd.	1,498,268	59,151,620

		$92,319,389

Chemicals — 2.3%
LyondellBasell Industries NV, Class A	409,669	$44,514,634
Syngenta AG ADR	1,103,984	69,959,466

		$114,474,100

Communications Equipment — 2.7%
QUALCOMM, Inc.	828,487	$61,945,973
Telefonaktiebolaget LM Ericsson, Class B	5,651,688	71,261,353

		$133,207,326

Consumer Finance — 1.5%
American Express Co.	143,147	$12,531,088
Discover Financial Services	915,064	58,920,971

		$71,452,059

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	2,333,402	$116,646,766

		$116,646,766

Electric Utilities — 2.3%
NextEra Energy, Inc.(1)	1,220,266	$114,558,572

		$114,558,572

Electrical Equipment — 1.3%
Emerson Electric Co.	998,789	$62,504,216

		$62,504,216

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	3,576,635	$69,172,121

		$69,172,121

Food & Staples Retailing — 3.4%
CVS Health Corp.	1,207,815	$96,129,996
Kroger Co. (The)	1,386,975	72,122,700

		$168,252,696

Food Products — 1.0%
Nestle SA	660,990	$48,576,801

		$48,576,801

Health Care Equipment & Supplies — 1.8%
Covidien PLC	476,930	$41,259,214
Stryker Corp.	590,045	47,646,134

		$88,905,348

Insurance — 4.2%
ACE, Ltd.(1)	635,851	$66,681,694
MetLife, Inc.	1,636,765	87,927,016
XL Group PLC(1)	1,622,465	53,817,164

		$208,425,874

Internet Software & Services — 1.4%
Google, Inc., Class C(2)	116,554	$67,293,618

		$67,293,618

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	706,906	$86,030,460

		$86,030,460

Machinery — 1.8%
Caterpillar, Inc.(1)	903,041	$89,428,150

		$89,428,150

Media — 2.0%
Comcast Corp., Class A(1)	1,131,592	$60,857,018
Walt Disney Co. (The)	443,149	39,453,555

		$100,310,573

Multi-Utilities — 3.2%
PG&E Corp.(1)	1,673,974	$75,395,789
Sempra Energy	783,585	82,574,187

		$157,969,976

Oil, Gas & Consumable Fuels — 14.5%
Anadarko Petroleum Corp.	548,854	$55,675,750
Chevron Corp.	1,018,432	121,519,306
ConocoPhillips	1,273,435	97,443,246
Devon Energy Corp.	1,272,752	86,776,231
Exxon Mobil Corp.	1,298,272	122,102,482
Occidental Petroleum Corp.	1,909,044	183,554,581
Phillips 66	555,982	45,206,896

		$712,278,492

Paper & Forest Products — 1.2%
International Paper Co.(1)	1,175,431	$56,115,076

		$56,115,076

Pharmaceuticals — 8.6%
Eli Lilly & Co.	1,952,651	$126,629,417
Merck & Co., Inc.(1)	2,419,742	143,442,306
Roche Holding AG PC	316,032	93,325,174
Sanofi	541,189	61,192,571

		$424,589,468

2

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 5.1%
Equity Residential	798,439	$49,167,874
Public Storage, Inc.	540,168	89,581,461
Simon Property Group, Inc.	690,723	113,568,676

		$252,318,011

Road & Rail — 1.1%
CSX Corp.(1)	1,620,068	$51,939,380

		$51,939,380

Software — 2.1%
Microsoft Corp.	2,186,950	$101,387,002

		$101,387,002

Specialty Retail — 3.0%
Home Depot, Inc. (The)	884,260	$81,122,012
TJX Cos., Inc. (The)	1,120,893	66,323,239

		$147,445,251

Tobacco — 3.6%
Altria Group, Inc.(1)	2,255,058	$103,597,365
Reynolds American, Inc.(1)	1,269,440	74,896,960

		$178,494,325

Total Common Stocks (identified cost $3,514,711,892)		$4,527,479,065

Short-Term Investments — 3.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.05%(3)(4)	$35,225	$35,225,128
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)	148,296	148,296,314

Total Short-Term Investments (identified cost $183,521,442)		$183,521,442

Total Investments — 95.8% (identified cost $3,698,233,334)		$4,711,000,507

Other Assets, Less Liabilities — 4.2%		$204,335,442

Net Assets — 100.0%		$4,915,335,949

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	All or a portion of this security was on loan at September 30, 2014.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2014, the Portfolio loaned securities having a market value of $34,362,167 and received $35,225,128 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 were $11,846 and $79,692, respectively.

3

The Portfolio did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,730,678,542

Gross unrealized appreciation	$1,012,997,658
Gross unrealized depreciation	(32,675,693)

Net unrealized appreciation	$980,321,965

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$247,755,824	$—		$—	$247,755,824
Consumer Staples	346,747,021	48,576,801		—	395,323,822
Energy	712,278,492	—		—	712,278,492
Financials	1,205,522,861	—		—	1,205,522,861
Health Care	488,815,325	154,517,745		—	643,333,070
Industrials	392,440,439	—		—	392,440,439
Information Technology	299,798,714	71,261,353		—	371,060,067
Materials	170,589,176	—		—	170,589,176
Telecommunication Services	116,646,766	—		—	116,646,766
Utilities	272,528,548	—		—	272,528,548
Total Common Stocks	$4,253,123,166	$274,355,899	*	$—	$4,527,479,065
Short-Term Investments	$—	$183,521,442		$—	$183,521,442
Total Investments	$4,253,123,166	$457,877,341		$—	$4,711,000,507

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Parametric Absolute Return Fund

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 54.6%

Security	Principal Amount (000’s omitted)	Value
Auto Manufacturers — 4.9%
American Honda Finance Corp., 1.20%, 7/14/17	$500	$498,350
Daimler Finance North America, LLC, 0.92%, 8/1/16(1)(2)	500	504,883
Toyota Motor Credit Corp., 0.521%, 5/17/16(2)	250	251,000
Volkswagen International Finance NV, 0.671%, 11/18/16(1)(2)	660	663,423

		$1,917,656

Banks — 23.1%
Bank of America N.A., 1.125%, 11/14/16	$650	$648,556
Bank of Montreal, 0.754%, 7/15/16(2)	500	503,069
Bank of New York Mellon Corp. (The), 0.70%, 10/23/15	250	250,401
Bank of Nova Scotia (The), 1.30%, 7/21/17	500	497,864
Citigroup, Inc., 1.25%, 1/15/16	48	48,207
Fifth Third Bank, 0.741%, 11/18/16(2)	725	729,903
JPMorgan Chase & Co., 1.10%, 10/15/15	250	251,094
KeyBank N.A., 0.725%, 11/25/16(2)	750	753,763
National Australia Bank, Ltd., 0.664%, 12/2/16(1) (2)	750	753,962
PNC Bank NA, 1.125%, 1/27/17	650	648,501
Royal Bank of Canada, 0.692%, 9/9/16(2)	660	664,544
Svenska Handelsbanken AB, 0.703%, 9/23/16(2)	800	805,126
Toronto-Dominion Bank (The), 0.692%, 9/9/16(2)	660	663,906
US Bank NA, 0.466%, 1/30/17(2)	700	700,856
Wells Fargo & Co., 1.40%, 9/8/17	425	423,953
Westpac Banking Corp., 0.665%, 11/25/16(2)	700	703,504

		$9,047,209

Beverages — 3.3%
Anheuser-Busch InBev Finance, Inc., 1.125%, 1/27/17	$650	$649,999
Coca-Cola Co. (The), 0.34%, 11/1/16(2)	250	250,441
PepsiCo, Inc., 0.70%, 8/13/15	380	381,324

		$1,281,764

Cosmetics & Personal Care — 1.6%
Procter & Gamble Co. (The), 0.75%, 11/4/16	$650	$650,075

		$650,075

Diversified Financial Services — 1.3%
American Express Credit Corp., 1.55%, 9/22/17	$500	$500,056

		$500,056

Electric — 3.0%
Florida Power Corp., 0.65%, 11/15/15	$275	$275,249
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	375	376,623
Southern Co. (The), 1.30%, 8/15/17	530	527,832

		$1,179,704

Financial Services — 2.8%
Charles Schwab Corp. (The), 0.85%, 12/4/15	$380	$381,355
General Electric Capital Corp., 0.464%, 1/14/16(2)	700	701,477

		$1,082,832

1

Security	Principal Amount (000’s omitted)	Value
Foods — 1.7%
Starbucks Corp., 0.875%, 12/5/16	$650	$650,185

		$650,185

Insurance — 3.3%
Berkshire Hathaway Finance Corp., 0.95%, 8/15/16	$500	$502,019
Prudential Financial, Inc., 3.875%, 1/14/15	768	775,605

		$1,277,624

Machinery – Construction & Mining — 1.6%
John Deere Capital Corp., 0.524%, 10/11/16(2)	$500	$502,067
John Deere Capital Corp., 1.05%, 12/15/16	142	142,264

		$644,331

Media — 1.0%
Walt Disney Co. (The), 0.45%, 12/1/15	$380	$379,848

		$379,848

Mining — 3.9%
BHP Billiton Finance USA, Ltd., 0.483%, 9/30/16(2)	$650	$651,248
Rio Tinto Finance USA PLC, 0.784%, 6/19/15(2)	865	867,366

		$1,518,614

Oil & Gas — 3.1%
BP Capital Markets PLC, 0.657%, 11/7/16(2)	$500	$500,989
Chevron Corp., 0.889%, 6/24/16	730	733,342

		$1,234,331

Total Corporate Bonds & Notes (identified cost $21,305,864)		$21,364,229

Commercial Mortgage-Backed Securities — 1.0%

Security	Principal Amount (000’s omitted)	Value
MSC, Series 2005-HQ5, Class A4, 5.168%, 1/14/42	$161	$161,694
MSC, Series 2005-T17, Class A5, 4.78%, 12/13/41	210	210,727
WBCMT, Series 2005-C16, Class A4, 4.847%, 10/15/41(3)	9	9,136

Total Commercial Mortgage-Backed Securities (identified cost $384,748)		$381,557

Collateralized Mortgage Obligations — 4.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Banks:
Series QB-2015, Class 1, 4.91%, 4/28/15	$208	$211,601

		$211,601

2

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2517, Class BH, 5.50%, 10/15/17	$66	$69,850
Series 2638, Class CE, 3.75%, 8/15/32	83	84,558
Series 2649, Class QH, 4.50%, 7/15/18	49	52,123
Series 2840, Class OE, 5.00%, 2/15/33	16	16,101
Series 2889, Class OG, 5.00%, 5/15/33	10	10,143
Series 3706, Class C, 2.00%, 8/15/20	185	187,909
Series 3787, Class TB, 1.75%, 1/15/17	159	160,665

		$581,349

Federal National Mortgage Association:
Series 2003-24, Class PD, 5.00%, 4/25/18	$126	$132,618
Series 2005-84, Class YG, 5.00%, 9/25/35	9	9,309
Series 2006-105, Class A, 4.35%, 9/25/36	166	175,447
Series 2008-62, Class DY, 4.00%, 7/25/23	102	107,473
Series 2009-55, Class PQ, 5.00%, 9/25/37	163	168,000
Series 2010-9, Class A, 4.00%, 11/25/23	6	6,219
Series 2010-155, Class A, 3.50%, 9/25/25	179	184,044
Series 2011-66, Class AB, 4.00%, 11/25/39	96	97,703
Series 2011-76, Class PB, 2.50%, 4/25/39	113	115,544

		$996,357

Government National Mortgage Association:
Series 2009-93, Class EJ, 3.50%, 5/20/35	$27	$27,464
Series 2009-122, Class MT, 2.25%, 10/20/32	26	25,606

		$53,070

Total Collateralized Mortgage Obligations (identified cost $1,852,312)		$1,842,377

Asset-Backed Securities — 25.2%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 1.2%
CNH, Series 2013-B, Class A2, 0.44%, 10/17/16	$139	$139,426
JDOT, Series 2013-B, Class A2, 0.55%, 1/15/16	324	324,244

		$463,670

Automotive — 19.3%
AMCAR, Series 2013-3, Class A2, 0.68%, 10/11/16	$174	$173,676
AMCAR, Series 2013-5, Class A2B, 0.536%, 3/8/17(3)	264	263,780
BMWOT, Series 2013-A, Class A2, 0.41%, 2/25/16	401	401,577
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	150	150,092
CARMX, Series 2013-2, Class A2, 0.42%, 6/15/16	200	199,940
CARMX, Series 2013-3, Class A2, 0.59%, 8/15/16	239	239,510
CARMX, Series 2013-4, Class A2, 0.52%, 11/15/16	503	503,205
EFF, Series 2013-2, Class A2, 1.06%, 3/20/19(1)	430	431,770
FORDL, Series 2013-B, Class A2B, 0.424%, 1/15/16(3)	572	571,991
FORDO, Series 2013-B, Class A2, 0.38%, 2/15/16	52	51,752

3

Security	Principal Amount (000’s omitted)	Value
FORDO, Series 2013-C, Class A2, 0.55%, 4/15/16	$138	$138,366
HALST, Series 2013-B, Class A2, 0.75%, 3/15/16(1)	317	317,435
HAROT, Series 2013-3, Class A2, 0.54%, 1/15/16	240	239,865
HART, Series 2013-C, Class A2, 0.57%, 6/15/16	407	406,915
HART, Series 2014-A, Class A2, 0.46%, 1/16/17	606	605,808
NALT, Series 2013-A, Class A2B, 0.284%, 9/15/15(3)	200	199,985
NALT, Series 2013-B, Class A2B, 0.424%, 1/15/16(3)	355	355,500
SDART, Series 2013-4, Class A2, 0.89%, 9/15/16	146	146,020
SDART, Series 2013-5, Class A2B, 0.534%, 4/17/17(3)	246	246,448
SDART, Series 2014-1, Class A2B, 0.524%, 6/15/17(3)	499	498,925
VWALT, Series 2013-A, Class A2A, 0.63%, 12/21/15	221	221,147
WOART, Series 2013-A, Class A2, 0.43%, 5/16/16	124	124,200
WOART, Series 2013-B, Class A2, 0.48%, 11/15/16	482	482,095
WOLS, Series 2013-A, Class A2B, 0.474%, 5/16/16(3)	586	586,505

		$7,556,507

Banks — 1.8%
WFNMT, Series 2014-A, Class A, 0.534%, 12/15/19(3)	$700	$700,707

		$700,707

Other — 2.9%
GEEMT, Series 2013-1, Class A2, 0.64%, 3/22/16	$284	$284,024
GEEST, Series 2013-1A, Class A2, 0.73%, 1/25/16(1)	319	319,317
GEET, Series 2013-2, Class A2, 0.61%, 6/24/16	551	551,219

		$1,154,560

Total Asset-Backed Securities (identified cost $9,867,708)		$9,875,444

U.S. Government Agency Obligations — 6.4%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 0.35%, 1/27/15(2)	$2,500	$2,502,003

Total U.S. Government Agency Obligations (identified cost $2,500,406)		$2,502,003

U.S. Treasury Obligations — 4.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 4.875%, 8/15/16	$1,500	$1,620,351

Total U.S. Treasury Obligations (identified cost $1,620,763)		$1,620,351

Certificates of Deposit — 1.3%

Security	Principal Amount (000’s omitted)	Value
Barclays Bank PLC, 0.474%, 1/9/15(2)	$500	$500,127

Total Certificates of Deposit (identified cost $500,000)		$500,127

4

Call Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	33	$2,125	10/3/14	$83
S&P 500 Index	33	2,110	10/10/14	247
S&P 500 Index	32	2,140	10/18/14	160
S&P 500 Index	33	2,105	10/24/14	495
S&P 500 Index FLEX	33	2,140	10/1/14	0
S&P 500 Index FLEX	33	2,135	10/6/14	0
S&P 500 Index FLEX	34	2,115	10/8/14	5
S&P 500 Index FLEX	34	2,110	10/13/14	68
S&P 500 Index FLEX	33	2,132	10/15/14	53
S&P 500 Index FLEX	33	2,125	10/20/14	227
S&P 500 Index FLEX	33	2,120	10/22/14	382
S&P 500 Index FLEX	33	2,120	10/27/14	1,007

Total Call Options Purchased (identified cost $11,773)				$2,727

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	33	$1,820	10/3/14	$743
S&P 500 Index	33	1,795	10/10/14	2,640
S&P 500 Index	32	1,840	10/18/14	9,920
S&P 500 Index	33	1,780	10/24/14	8,580
S&P 500 Index FLEX	33	1,825	10/1/14	0
S&P 500 Index FLEX	33	1,835	10/6/14	403
S&P 500 Index FLEX	34	1,800	10/8/14	394
S&P 500 Index FLEX	34	1,790	10/13/14	1,440
S&P 500 Index FLEX	33	1,820	10/15/14	3,791
S&P 500 Index FLEX	33	1,820	10/20/14	7,279
S&P 500 Index FLEX	33	1,795	10/22/14	6,160
S&P 500 Index FLEX	33	1,790	10/27/14	9,918

Total Put Options Purchased (identified cost $96,013)				$51,268

Short-Term Investments — 4.0%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)			$1,578	$1,577,510

Total Short-Term Investments (identified cost $1,577,510)				$1,577,510

Total Investments — 101.4% (identified cost $39,717,097)				$39,717,593

5

Call Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	33	$2,030	10/3/14	$(248)
S&P 500 Index	33	2,015	10/10/14	(6,435)
S&P 500 Index	32	2,040	10/18/14	(3,120)
S&P 500 Index	33	2,010	10/24/14	(27,885)
S&P 500 Index FLEX	33	2,040	10/1/14	0
S&P 500 Index FLEX	33	2,035	10/6/14	(685)
S&P 500 Index FLEX	34	2,020	10/8/14	(4,771)
S&P 500 Index FLEX	34	2,015	10/13/14	(14,015)
S&P 500 Index FLEX	33	2,032	10/15/14	(7,224)
S&P 500 Index FLEX	33	2,030	10/20/14	(12,624)
S&P 500 Index FLEX	33	2,025	10/22/14	(17,730)
S&P 500 Index FLEX	33	2,025	10/27/14	(24,790)

Total Call Options Written (premiums received $273,487)				$(119,527)

Put Options Written — (0.6)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	33	$1,915	10/3/14	$(5,362)
S&P 500 Index	33	1,890	10/10/14	(12,375)
S&P 500 Index	32	1,940	10/18/14	(45,280)
S&P 500 Index	33	1,875	10/24/14	(25,410)
S&P 500 Index FLEX	33	1,925	10/1/14	(19)
S&P 500 Index FLEX	33	1,935	10/6/14	(9,620)
S&P 500 Index FLEX	34	1,895	10/8/14	(5,382)
S&P 500 Index FLEX	34	1,885	10/13/14	(10,079)
S&P 500 Index FLEX	33	1,920	10/15/14	(22,728)
S&P 500 Index FLEX	33	1,915	10/20/14	(29,486)
S&P 500 Index FLEX	33	1,890	10/22/14	(23,351)
S&P 500 Index FLEX	33	1,885	10/27/14	(30,150)

Total Put Options Written (premiums received $272,347)				$(219,242)

Other Assets, Less Liabilities — (0.5)%				$(217,375)

Net Assets — 100.0%				$39,161,449

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMCAR	-	AmeriCredit Automobile Receivables Trust

BMWOT	-	BMW Vehicle Owner Trust

CARMX	-	CarMax Auto Owner Trust

CNH	-	CNH Equipment Trust

EFF	-	Enterprise Fleet Financing LLC

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

FORDL	-	Ford Credit Auto Lease Trust

FORDO	-	Ford Credit Auto Owner Trust

GEEMT	-	GE Equipment Midticket LLC

GEEST	-	GE Equipment Small Ticket LLC

GEET	-	GE Equipment Transportation LLC

6

HALST	-	Hyundai Auto Lease Securitization Trust

HAROT	-	Honda Auto Receivables Owner Trust

HART	-	Hyundai Auto Receivables Trust

JDOT	-	John Deere Owner Trust

MSC	-	Morgan Stanley Capital I Trust

NALT	-	Nissan Auto Lease Trust

SDART	-	Santander Drive Auto Receivables Trust

VWALT	-	Volkswagen Auto Lease Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFNMT	-	World Financial Network Credit Card Master Trust

WOART	-	World Omni Auto Receivables Trust

WOLS	-	World Omni Automobile Lease Securitization Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $2,990,790 or 7.6% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2014.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2014.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $1,610.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$39,641,109

Gross unrealized appreciation	$71,519
Gross unrealized depreciation	(49,030)

Net unrealized appreciation	$22,489

Written options activity for the fiscal year to date ended September 30, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,560	$996,132
Options written	10,038	6,632,068
Options exercised	(2,275)	(1,598,521)
Options expired	(8,529)	(5,483,845)

Outstanding, end of period	794	$545,834

At September 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting its maximum option loss potential. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

7

At September 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $53,995 and $338,769, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$21,364,229	$—	$21,364,229
Commercial Mortgage-Backed Securities	—	381,557	—	381,557
Collateralized Mortgage Obligations	—	1,842,377	—	1,842,377
Asset-Backed Securities	—	9,875,444	—	9,875,444
U.S. Government Agency Obligations	—	2,502,003	—	2,502,003
U.S. Treasury Obligations	—	1,620,351	—	1,620,351
Certificates of Deposit	—	500,127	—	500,127
Call Options Purchased	985	1,742	—	2,727
Put Options Purchased	21,883	29,385	—	51,268
Short-Term Investments	—	1,577,510	—	1,577,510
Total Investments	$22,868	$39,694,725	$—	$39,717,593

Liability Description
Call Options Written	$(37,688)	$(81,839)	$—	$(119,527)
Put Options Written	(88,427)	(130,815)	—	(219,242)
Total	$(126,115)	$(212,654)	$—	$(338,769)

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Real Estate Fund

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.5%
Hilton Worldwide Holdings, Inc.(1)	24,200	$596,046
Marriott International, Inc., Class A	7,500	524,250

		$1,120,296

Other — 1.2%
CBRE Group, Inc., Class A(1)	6,000	$178,440
Jones Lang LaSalle, Inc.	1,500	189,510

		$367,950

Real Estate Investment Trusts — 92.5%

Security	Shares	Value
Diversified, Specialty & Other — 9.3%
American Tower Corp.	3,100	$290,253
CoreSite Realty Corp.	11,700	384,579
Digital Realty Trust, Inc.	3,000	187,140
Liberty Property Trust	3,500	116,410
Plum Creek Timber Co., Inc.	6,900	269,169
PS Business Parks, Inc.	5,900	449,226
Vornado Realty Trust	12,400	1,239,504

		$2,936,281

Health Care — 7.5%
HCP, Inc.	17,700	$702,867
Health Care REIT, Inc.	11,600	723,492
Ventas, Inc.	15,400	954,030

		$2,380,389

Hotels & Resorts — 4.1%
Host Hotels & Resorts, Inc.	35,000	$746,550
LaSalle Hotel Properties	7,700	263,648
Sunstone Hotel Investors, Inc.	20,100	277,782

		$1,287,980

Industrial — 5.8%
DCT Industrial Trust, Inc.	34,500	$259,095
EastGroup Properties, Inc.	5,100	309,009
First Industrial Realty Trust, Inc.	11,900	201,229
ProLogis, Inc.	23,600	889,720
Terreno Realty Corp.	9,200	173,236

		$1,832,289

Malls and Factory Outlets — 18.1%
General Growth Properties, Inc.	27,200	$640,560
Macerich Co. (The)	3,600	229,788
Simon Property Group, Inc.	24,200	3,978,964
Tanger Factory Outlet Centers	11,500	376,280
Taubman Centers, Inc.	7,200	525,600

		$5,751,192

1

Security	Shares	Value
Multifamily — 21.4%
American Campus Communities, Inc.	13,400	$488,430
AvalonBay Communities, Inc.	13,700	1,931,289
Camden Property Trust	6,300	431,739
Equity Residential	32,800	2,019,824
Essex Property Trust, Inc.	3,900	697,125
Mid-America Apartment Communities, Inc.	6,900	452,985
Post Properties, Inc.	11,000	564,740
UDR, Inc.	7,900	215,275

		$6,801,407

Office — 9.8%
Boston Properties, Inc.	16,500	$1,910,040
Douglas Emmett, Inc.	18,700	480,029
Highwoods Properties, Inc.	8,900	346,210
Kilroy Realty Corp.	6,500	386,360

		$3,122,639

Self Storage — 7.6%
CubeSmart	18,300	$329,034
Extra Space Storage, Inc.	4,800	247,536
Public Storage, Inc.	11,000	1,824,240

		$2,400,810

Strip Centers — 8.9%
Acadia Realty Trust	10,900	$300,622
DDR Corp.	21,100	353,003
Federal Realty Investment Trust	7,800	923,988
Kimco Realty Corp.	16,600	363,706
Regency Centers Corp.	9,500	511,385
Retail Opportunity Investments Corp.	11,600	170,520
Urstadt Biddle Properties, Inc.	9,300	188,790

		$2,812,014

Total Real Estate Investment Trusts		$29,325,001

Total Common Stocks (identified cost $25,341,097)		$30,813,247

Short-Term Investments — 2.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$895	$894,985

Total Short-Term Investments (identified cost $894,985)		$894,985

Total Investments — 100.0% (identified cost $26,236,082)		$31,708,232

Other Assets, Less Liabilities — 0.0%(3)		$5,266

Net Assets — 100.0%		$31,713,498

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

2

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $654.

(3)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$26,367,514

Gross unrealized appreciation	$5,393,317
Gross unrealized depreciation	(52,599)

Net unrealized appreciation	$5,340,718

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$30,813,247	*	$—	$—	$30,813,247
Short-Term Investments	—		894,985	—	894,985
Total Investments	$30,813,247		$894,985	$—	$31,708,232

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Small-Cap Fund

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Auto Components — 1.5%
Dana Holding Corp.	142,820	$2,737,859

		$2,737,859

Banks — 5.8%
PacWest Bancorp	70,220	$2,895,171
Signature Bank(1)	24,640	2,761,158
South State Corp.	32,493	1,817,009
Texas Capital Bancshares, Inc.(1)	57,412	3,311,524

		$10,784,862

Building Products — 2.0%
Armstrong World Industries, Inc.(1)	67,360	$3,772,160

		$3,772,160

Capital Markets — 4.7%
Cohen & Steers, Inc.	79,249	$3,046,332
HFF, Inc., Class A	32,510	941,164
Lazard, Ltd., Class A	92,000	4,664,400

		$8,651,896

Chemicals — 4.7%
Balchem Corp.	88,500	$5,006,445
Cytec Industries, Inc.	77,600	3,669,704

		$8,676,149

Commercial Services & Supplies — 3.8%
Interface, Inc.	173,190	$2,795,287
Multi-Color Corp.	20,990	954,625
Team, Inc.(1)	89,001	3,374,028

		$7,123,940

Communications Equipment — 1.5%
Riverbed Technology, Inc.(1)	152,650	$2,830,894

		$2,830,894

Diversified Consumer Services — 1.7%
ServiceMaster Global Holdings, Inc.(1)	127,254	$3,079,547

		$3,079,547

Electrical Equipment — 1.8%
Generac Holdings, Inc.(1)	80,660	$3,269,956

		$3,269,956

Electronic Equipment, Instruments & Components — 7.3%
FEI Co.	54,040	$4,075,697
FLIR Systems, Inc.	100,000	3,134,000
Methode Electronics, Inc.	95,830	3,533,252
National Instruments Corp.	90,845	2,809,836

		$13,552,785

Energy Equipment & Services — 1.6%
Seventy Seven Energy, Inc.(1)	127,750	$3,032,785

		$3,032,785

1

Security	Shares	Value
Food & Staples Retailing — 2.1%
United Natural Foods, Inc.(1)	61,760	$3,795,770

		$3,795,770

Health Care Equipment & Supplies — 8.0%
Analogic Corp.	46,340	$2,963,906
Hill-Rom Holdings, Inc.	67,420	2,793,211
ICU Medical, Inc.(1)	42,790	2,746,262
West Pharmaceutical Services, Inc.	76,630	3,429,959
Wright Medical Group, Inc.(1)	94,500	2,863,350

		$14,796,688

Health Care Providers & Services — 3.8%
Amsurg Corp.(1)	63,245	$3,165,412
Team Health Holdings, Inc.(1)	68,270	3,958,978

		$7,124,390

Hotels, Restaurants & Leisure — 1.7%
Krispy Kreme Doughnuts, Inc.(1)	186,340	$3,197,594

		$3,197,594

Household Durables — 1.5%
Ryland Group, Inc. (The)	83,020	$2,759,585

		$2,759,585

Household Products — 1.7%
Church & Dwight Co., Inc.	43,470	$3,049,855

		$3,049,855

Independent Power and Renewable Electricity Producers — 0.8%
NextEra Energy Partners LP(1)	40,754	$1,413,756

		$1,413,756

Insurance — 6.2%
Endurance Specialty Holdings, Ltd.	51,040	$2,816,387
HCC Insurance Holdings, Inc.	62,650	3,025,368
Horace Mann Educators Corp.	102,470	2,921,420
Stewart Information Services Corp.	96,070	2,819,655

		$11,582,830

IT Services — 6.3%
Cardtronics, Inc.(1)	82,009	$2,886,717
Euronet Worldwide, Inc.(1)	85,300	4,076,487
WEX, Inc.(1)	42,730	4,713,973

		$11,677,177

Life Sciences Tools & Services — 1.6%
Bruker Corp.(1)	157,460	$2,915,372

		$2,915,372

Machinery — 2.6%
RBC Bearings, Inc.	69,050	$3,915,135
Valmont Industries, Inc.	7,110	959,352

		$4,874,487

Marine — 2.0%
Kirby Corp.(1)	31,350	$3,694,598

		$3,694,598

Multiline Retail — 3.4%
Burlington Stores, Inc.(1)	81,230	$3,237,828
Tuesday Morning Corp.(1)	162,090	3,145,356

		$6,383,184

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.2%
Goodrich Petroleum Corp.(1)	186,450	$2,763,189
PDC Energy, Inc.(1)	63,370	3,186,877

		$5,950,066

Real Estate Investment Trusts (REITs) — 4.8%
Gramercy Property Trust, Inc.	289,676	$1,668,534
PS Business Parks, Inc.	44,209	3,366,073
Sovran Self Storage, Inc.	21,730	1,615,843
Terreno Realty Corp.	115,410	2,173,170

		$8,823,620

Semiconductors & Semiconductor Equipment — 5.4%
Cypress Semiconductor Corp.(1)	348,980	$3,446,177
RF Micro Devices, Inc.(1)	280,000	3,231,200
Teradyne, Inc.	175,310	3,399,261

		$10,076,638

Software — 2.2%
Mentor Graphics Corp.	200,000	$4,099,000

		$4,099,000

Specialty Retail — 1.4%
Restoration Hardware Holding, Inc.(1)	33,550	$2,668,903

		$2,668,903

Transportation Infrastructure — 1.6%
Wesco Aircraft Holdings, Inc.(1)	171,320	$2,980,968

		$2,980,968

Total Common Stocks (identified cost $139,457,731)		$179,377,314

Short-Term Investments — 4.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$8,489	$8,488,924

Total Short-Term Investments (identified cost $8,488,924)		$8,488,924

Total Investments — 101.3% (identified cost $147,946,655)		$187,866,238

Other Assets, Less Liabilities — (1.3)%		$(2,319,781)

Net Assets — 100.0%		$185,546,457

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $6,760.

The Fund did not have any open financial instruments at September 30, 2014.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$148,315,636

Gross unrealized appreciation	$42,369,274
Gross unrealized depreciation	(2,818,672)

Net unrealized appreciation	$39,550,602

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$179,377,314	*	$—	$—	$179,377,314
Short-Term Investments	—		8,488,924	—	8,488,924
Total Investments	$179,377,314		$8,488,924	$—	$187,866,238

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Small-Cap Value Fund

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.3%

Security	Shares	Value
Aerospace & Defense — 1.8%
Ducommun, Inc.(1)	28,125	$770,906

		$770,906

Airlines — 0.9%
Spirit Airlines, Inc.(1)	5,793	$400,528

		$400,528

Auto Components — 1.6%
Dana Holding Corp.	35,317	$677,027

		$677,027

Banks — 18.3%
1st Source Corp.	14,702	$418,713
Ameris Bancorp	11,825	259,559
Bridge Capital Holdings(1)	16,871	383,647
ConnectOne Bancorp, Inc.	97,126	1,850,250
Eagle Bancorp, Inc.(1)	34,897	1,110,423
First Business Financial Services, Inc.	12,916	567,013
German American Bancorp, Inc.	11,714	302,338
Peoples Bancorp, Inc.	27,291	648,161
Prosperity Bancshares, Inc.	18,278	1,044,953
South State Corp.	7,063	394,963
Texas Capital Bancshares, Inc.(1)	7,712	444,828
Yadkin Financial Corp.(1)	17,582	319,289

		$7,744,137

Building Products — 2.2%
A.O. Smith Corp.	19,867	$939,312

		$939,312

Chemicals — 3.9%
Calgon Carbon Corp.(1)	20,579	$398,821
Innophos Holdings, Inc.	9,755	537,403
RPM International, Inc.	15,456	707,576

		$1,643,800

Construction & Engineering — 3.8%
EMCOR Group, Inc.	20,331	$812,427
MasTec, Inc.(1)	25,861	791,864

		$1,604,291

Containers & Packaging — 1.9%
AptarGroup, Inc.	13,217	$802,272

		$802,272

Distributors — 2.7%
Core-Mark Holding Co., Inc.	21,622	$1,146,831

		$1,146,831

Electric Utilities — 1.3%
Portland General Electric Co.	17,654	$567,046

		$567,046

1

Security	Shares	Value
Food Products — 4.3%
Darling Ingredients, Inc.(1)	38,575	$706,694
Inventure Foods, Inc.(1)	87,366	1,132,263

		$1,838,957

Health Care Equipment & Supplies — 4.2%
Analogic Corp.	10,060	$643,438
Teleflex, Inc.	10,901	1,145,041

		$1,788,479

Insurance — 6.7%
Federated National Holding Co.	47,943	$1,346,719
Horace Mann Educators Corp.	20,978	598,083
Protective Life Corp.	12,638	877,203

		$2,822,005

Internet & Catalog Retail — 2.4%
FTD Cos., Inc.(1)	29,330	$1,000,446

		$1,000,446

IT Services — 0.9%
MAXIMUS, Inc.	9,964	$399,855

		$399,855

Machinery — 6.1%
Barnes Group, Inc.	27,500	$834,625
Crane Co.	11,220	709,216
EnPro Industries, Inc.(1)	17,325	1,048,682

		$2,592,523

Oil, Gas & Consumable Fuels — 4.7%
Stone Energy Corp.(1)	37,721	$1,182,931
VAALCO Energy, Inc.(1)	95,603	812,625

		$1,995,556

Pharmaceuticals — 2.5%
Prestige Brands Holdings, Inc.(1)	32,380	$1,048,141

		$1,048,141

Real Estate Investment Trusts (REITs) — 5.6%
Colony Financial, Inc.	18,846	$421,773
LaSalle Hotel Properties	24,294	831,827
Pebblebrook Hotel Trust	14,619	545,873
PS Business Parks, Inc.	7,576	576,837

		$2,376,310

Road & Rail — 2.9%
Saia, Inc.(1)	25,006	$1,239,297

		$1,239,297

Semiconductors & Semiconductor Equipment — 8.5%
Entegris, Inc.(1)	81,458	$936,767
Photronics, Inc.(1)	106,778	859,563
Silicon Motion Technology Corp. ADR	38,016	1,024,151
Synaptics, Inc.(1)	10,833	792,976

		$3,613,457

Software — 1.5%
NICE-Systems, Ltd. ADR	15,575	$635,304

		$635,304

2

Security	Shares	Value
Specialty Retail — 2.6%
CST Brands, Inc.	17,470	$628,047
Stage Stores, Inc.	26,420	452,046

		$1,080,093

Textiles, Apparel & Luxury Goods — 2.0%
Iconix Brand Group, Inc.(1)	23,039	$851,061

		$851,061

Thrifts & Mortgage Finance — 1.0%
First Defiance Financial Corp.	15,809	$427,001

		$427,001

Total Common Stocks (identified cost $30,575,903)		$40,004,635

Short-Term Investments — 4.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$2,061	$2,061,071

Total Short-Term Investments (identified cost $2,061,071)		$2,061,071

Total Investments — 99.1% (identified cost $32,636,974)		$42,065,706

Other Assets, Less Liabilities — 0.9%		$372,031

Net Assets — 100.0%		$42,437,737

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $379.

The Fund did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,637,616

Gross unrealized appreciation	$9,760,851
Gross unrealized depreciation	(332,761)

Net unrealized appreciation	$9,428,090

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

3

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$40,004,635	*	$—	$—	$40,004,635
Short-Term Investments	—		2,061,071	—	2,061,071
Total Investments	$40,004,635		$2,061,071	$—	$42,065,706

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company managed by Eaton Vance Management. The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Special Equities Fund

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value
Auto Components — 1.5%
Dana Holding Corp.	43,790	$839,454

		$839,454

Banks — 6.4%
PacWest Bancorp	21,520	$887,270
Signature Bank(1)	7,520	842,691
SVB Financial Group(1)	8,040	901,203
Texas Capital Bancshares, Inc.(1)	17,528	1,011,015

		$3,642,179

Building Products — 1.7%
Armstrong World Industries, Inc.(1)	17,740	$993,440

		$993,440

Capital Markets — 6.0%
Affiliated Managers Group, Inc.(1)	5,060	$1,013,822
Cohen & Steers, Inc.	23,193	891,539
Lazard, Ltd., Class A	29,550	1,498,185

		$3,403,546

Chemicals — 3.8%
Balchem Corp.	18,800	$1,063,516
Cytec Industries, Inc.	23,780	1,124,556

		$2,188,072

Commercial Services & Supplies — 1.5%
Interface, Inc.	53,110	$857,195

		$857,195

Communications Equipment — 1.5%
Riverbed Technology, Inc.(1)	46,520	$862,713

		$862,713

Construction & Engineering — 2.3%
Quanta Services, Inc.(1)	35,370	$1,283,577

		$1,283,577

Containers & Packaging — 1.5%
AptarGroup, Inc.	14,210	$862,547

		$862,547

Electrical Equipment — 3.0%
AMETEK, Inc.	17,035	$855,328
Generac Holdings, Inc.(1)	21,630	876,880

		$1,732,208

Electronic Equipment, Instruments & Components — 8.0%
FEI Co.	11,310	$853,000
FLIR Systems, Inc.	31,080	974,047
Methode Electronics, Inc.	29,120	1,073,655
National Instruments Corp.	27,830	860,782
Trimble Navigation, Ltd.(1)	27,130	827,465

		$4,588,949

1

Security	Shares	Value
Energy Equipment & Services — 2.1%
Dresser-Rand Group, Inc.(1)	14,590	$1,200,173

		$1,200,173

Food & Staples Retailing — 1.6%
United Natural Foods, Inc.(1)	14,730	$905,306

		$905,306

Health Care Equipment & Supplies — 5.6%
Cooper Cos., Inc. (The)	7,060	$1,099,595
Hill-Rom Holdings, Inc.	15,010	621,864
ICU Medical, Inc.(1)	7,080	454,395
West Pharmaceutical Services, Inc.	22,450	1,004,862

		$3,180,716

Health Care Providers & Services — 3.7%
AmSurg Corp.(1)	17,850	$893,392
Team Health Holdings, Inc.(1)	21,000	1,217,790

		$2,111,182

Household Durables — 1.4%
Ryland Group, Inc. (The)	23,870	$793,439

		$793,439

Household Products — 1.9%
Church & Dwight Co., Inc.	15,638	$1,097,162

		$1,097,162

Independent Power and Renewable Electricity Producers — 0.6%
NextEra Energy Partners LP(1)	9,091	$315,367

		$315,367

Insurance — 3.3%
Endurance Specialty Holdings, Ltd.	8,980	$495,517
HCC Insurance Holdings, Inc.	10,160	490,626
Horace Mann Educators Corp.	32,110	915,456

		$1,901,599

IT Services — 5.6%
Euronet Worldwide, Inc.(1)	19,900	$951,021
Teradata Corp.(1)	22,550	945,296
WEX, Inc.(1)	11,760	1,297,363

		$3,193,680

Life Sciences Tools & Services — 1.5%
Bruker Corp.(1)	46,710	$864,836

		$864,836

Machinery — 6.4%
Lincoln Electric Holdings, Inc.	12,720	$879,397
Pall Corp.	11,070	926,559
RBC Bearings, Inc.	16,571	939,576
Valmont Industries, Inc.	6,500	877,045

		$3,622,577

Marine — 1.8%
Kirby Corp.(1)	8,490	$1,000,547

		$1,000,547

Multiline Retail — 1.7%
Burlington Stores, Inc.(1)	24,860	$990,920

		$990,920

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.5%
Gulfport Energy Corp.(1)	15,690	$837,846
Kodiak Oil & Gas Corp.(1)	56,420	765,619
PDC Energy, Inc.(1)	18,720	941,429

		$2,544,894

Pharmaceuticals — 1.3%
Jazz Pharmaceuticals PLC(1)	4,500	$722,520

		$722,520

Real Estate Investment Trusts (REITs) — 1.0%
PS Business Parks, Inc.	7,770	$591,608

		$591,608

Road & Rail — 2.3%
Kansas City Southern	10,720	$1,299,264

		$1,299,264

Semiconductors & Semiconductor Equipment — 5.3%
Cypress Semiconductor Corp.(1)	101,040	$997,770
RF Micro Devices, Inc.(1)	85,390	985,401
Teradyne, Inc.	53,660	1,040,467

		$3,023,638

Software — 3.3%
Mentor Graphics Corp.	42,720	$875,546
PTC, Inc.(1)	26,680	984,492

		$1,860,038

Specialty Retail — 1.4%
Restoration Hardware Holding, Inc.(1)	10,280	$817,774

		$817,774

Technology Hardware, Storage & Peripherals — 1.8%
NCR Corp.(1)	29,910	$999,293

		$999,293

Transportation Infrastructure — 1.5%
Wesco Aircraft Holdings, Inc.(1)	49,320	$858,168

		$858,168

Total Common Stocks (identified cost $44,694,222)		$55,148,581

Short-Term Investments — 3.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$2,168	$2,168,422

Total Short-Term Investments (identified cost $2,168,422)		$2,168,422

Total Investments — 100.6% (identified cost $46,862,644)		$57,317,003

Other Assets, Less Liabilities — (0.6)%		$(317,365)

Net Assets — 100.0%		$56,999,638

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $1,309.

The Fund did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,833,728

Gross unrealized appreciation	$11,574,159
Gross unrealized depreciation	(1,090,884)

Net unrealized appreciation	$10,483,275

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$55,148,581	*	$—	$—	$55,148,581
Short-Term Investments	—		2,168,422	—	2,168,422
Total Investments	$55,148,581		$2,168,422	$—	$57,317,003

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014